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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07890

                              AIM Tax-Exempt Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 06/30/07

Item 1.  Schedule of Investments.

                         AIM HIGH INCOME MUNICIPAL FUND
            Quarterly Schedule of Portfolio Holdings - June 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.COM              HIM-QTR-1 6/07              A I M Advisors, Inc.

AIM HIGH INCOME MUNICIPAL FUND

SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MUNICIPAL OBLIGATIONS-103.84%

ALASKA-0.47%
Alaska Industrial Development & Export Authority
   (Boys and Girls Home);
   Series 2007,
   RB,
   5.70%, 12/01/17(a)                                    $ 1,000    $  1,007,760
                                                         -------    ------------
   6.00%, 12/01/36(a)                                      1,000       1,026,440
                                                         -------    ------------
Aleutians East (Borough of), Alaska
   (Aleutian Pribilof Islands Association,
   Inc. Project); Series 2006, RB,
(INS-ACA Financial Guaranty Corp.)
   5.50%, 06/01/36 (a)(b)                                  1,000       1,042,100
                                                                    ------------
                                                                       3,076,300
                                                                    ------------
ARIZONA-2.28%
Centerra Community Facilities District;
   Series 2005, Unlimited Tax GO,
   5.50%, 07/15/29 (a)                                       385         392,631
                                                         -------    ------------
Maricopa (County of) Industrial
   Development Authority (Mayo Clinic);
   Series 2006, Health Care Facilities IDR,
   5.00%, 11/15/36 (a)                                     1,485       1,494,415
                                                         -------    ------------
Pima (County of) Industrial Development
   Authority (Acclaim Charter School
   Project); Series 2006, Educational
   Facility IDR,
   5.70%, 12/01/26 (a)                                     2,200       2,170,168
                                                         -------    ------------
Pima (County of) Industrial Development Authority
   (Choice Education & Development Corp.
   Project); Series 2006, Educational
   Facility IDR,
   6.25%, 06/01/26(a)                                      1,000       1,036,230
                                                         -------    ------------
   6.38%, 06/01/36(a)                                      3,000       3,110,220
                                                         -------    ------------
Pima (County of) Industrial
   Development Authority (Desert
   Heights Charter School); Series
   2003, Educational Facility IDR,
   7.25%, 08/01/19 (a)                                       830         860,436
                                                         -------    ------------
Pima (County of) Industrial
   Development Authority (Horizon
   Community Learning Center);
   Series 2005, Refunding IDR,
   5.25%, 06/01/35 (a)                                     1,500       1,448,610
                                                         -------    ------------
Pima (County of) Industrial Development
   Authority (P.L.C. Charter Schools Project);
   Series 2006,
   Educational Facilities IDR,
   6.50%, 04/01/26(a)                                      1,000       1,051,970
                                                         -------    ------------
   6.75%, 04/01/36(a)                                      1,000       1,056,310
                                                         -------    ------------
Pima (County of) Industrial Development
   Authority (Paradise Education Center Project);
   Series 2006,

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
ARIZONA-(CONTINUED)
   Refunding Educational Facilities
   IDR,
   5.88%, 06/01/22(a)                                    $   285    $    289,930
                                                         -------    ------------
   6.00%, 06/01/36(a)                                        830         842,259
                                                         -------    ------------
Scottsdale (City of) Industrial
   Development Authority
   (Scottsdale Healthcare); Series
   2001, Hospital IDR,
   5.80%, 12/01/11 (a)(c)(d)                                 500         538,100
                                                         -------    ------------
Tucson (City of) Industrial
   Development Authority (Arizona
   AgriBusiness & Equine Center
   Inc.); Series 2004 A,
   Educational Facilities IDR,
   6.13%, 09/01/34 (a)                                       500         512,890
                                                                    ------------
                                                                      14,804,169
                                                                    ------------
CALIFORNIA-3.45%
Abag Finance Authority for
   Nonprofit Corps. (Hamlin
   School); Series 2007, RB,
   5.00%, 08/01/37 (a)                                     3,000       3,006,960
                                                         -------    ------------
California (State of)  Infrastructure &
   Economic Development Bank (American Center
   for Wine, Food & Arts Program);
   Series 2007 B,
   RB (INS-ACA Financial Guaranty Corp.),
   4.63%, 12/01/27(a)(b)                                   1,000         957,270
                                                         -------    ------------
   4.75%, 12/01/37(a)(b)                                     500         476,050
                                                         -------    ------------
California (State of) Educational
   Facilities Authority (Fresno
   Pacific University); Series
   2000 A, RB,
   6.75%, 03/01/19 (a)                                     1,000       1,065,570
                                                         -------    ------------
California (State of) Educational
   Facilities Authority (Keck
   Graduate Institute); Series
   2000, RB,
   6.75%, 06/01/10 (a)(c)(d)                                 390         424,172
                                                         -------    ------------
California (State of) Health
   Facilities Authority
   (Cedars-Sinai Medical Center);
   Series 2005, Refunding RB,
(INS-ACA Financial Guaranty Corp.)
   5.00%, 11/15/27 (a)(b)                                  1,000       1,012,890
                                                         -------    ------------
California (State of) Municipal Finance
   Authority (American Heritage Education
   Foundation Project);
   Series 2006 A,
   Education RB,
   5.25%, 06/01/26(a)                                      1,000       1,027,870
                                                         -------    ------------
   5.25%, 06/01/36(a)                                      1,150       1,173,713
                                                         -------    ------------
California (State of) Statewide
   Communities Development
   Authority (Drew School); Series
   2007, RB,
   5.30%, 10/01/37 (a)                                     1,000         990,240
                                                         -------    ------------

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
CALIFORNIA-(CONTINUED)
California (State of) Statewide
   Communities Development
   Authority (Front Porch
   Communities & Services); Series
   2007 A, RB,
   5.13%, 04/01/37 (Acquired
      05/23/07; Cost $6,071,714)
      (a)(e)                                             $ 6,000    $  6,020,040
                                                         -------    ------------
California (State of) Statewide
   Communities Development
   Authority (Hospice of Napa
   Valley Project); Series 2004 A,
   RB,
   7.00%, 01/01/34 (a)                                       900         964,080
                                                         -------    ------------
California (State of) Statewide
   Communities Development
   Authority (Huntington Park
   Charter School Project); Series
   2007 A, Educational Facilities
   RB,
   5.25%, 07/01/42 (a)                                     1,500       1,459,035
                                                         -------    ------------
California (State of) Statewide
   Communities Development
   Authority (Notre Dame de Namur
   University); Series 2003, RB,
   6.50%, 10/01/23 (a)                                     1,000       1,082,700
                                                         -------    ------------
Golden State Tobacco
   Securitization Corp.; Series
   2007 A-1, Sr. Asset-Backed
   Tobacco Settlement RB,
   5.00%, 06/01/33 (a)                                     1,000         970,280
                                                         -------    ------------
Turlock (City of) Health Facilities Authority
   (Emanuel Medical Center Inc.);
   Series 2004,
   COP,
   5.00%, 10/15/24(a)                                        980         977,677
                                                         -------    ------------
   5.38%, 10/15/34(a)                                        800         812,680
                                                                    ------------
                                                                      22,421,227
                                                                    ------------
COLORADO-14.21%
Antelope Heights Metropolitan
   District; Series 2003, Limited
   Tax GO,
   8.00%, 12/01/23 (a)                                       500         560,145
                                                         -------    ------------
Arista Metropolitan District;
   Series 2005, Limited Tax Series
   GO,
   6.75%, 12/01/35 (a)                                     2,000       2,139,500
                                                         -------    ------------
Baptist Road Rural Transportation Authority;
   Series 2007,
   Sales & Use Tax RB,
   4.95%, 12/01/22(a)                                      1,110       1,072,538
                                                         -------    ------------
   5.00%, 12/01/26(a)                                      1,150       1,119,985
                                                         -------    ------------
Beacon Point Metropolitan
   District; Series 2005 A,
   Limited Tax GO,
   6.25%, 12/01/35 (a)                                     1,500       1,560,090
                                                         -------    ------------
Bradburn Metropolitan District
   No. 3; Series 2003, Limited Tax
   GO,
   7.50%, 12/01/33 (a)                                       500         552,000
                                                         -------    ------------
Bromley Park Metropolitan District No. 2;
   Series 2002 B,
   Limited Tax GO,
   8.05%, 12/01/32(a)                                        500         537,520
                                                         -------    ------------
   Series 2003,
   Limited Tax GO,
   8.05%, 12/01/32(a)                                        534         574,071
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
COLORADO-(CONTINUED)
Buckhorn Valley Metropolitan
   District No. 2; Series 2003,
   Limited Tax GO,
   7.00%, 12/01/23 (a)                                   $   500    $    513,685
                                                         -------    ------------
Castle Oaks Metropolitan District;
   Series 2005,
   Limited Tax GO,
   6.00%, 12/01/25(a)                                      1,000       1,030,240
                                                         -------    ------------
   6.13%, 12/01/35(a)                                      1,500       1,542,600
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Academy Charter School
   Project); Series 2000, RB,
   7.13%, 12/15/10 (a)(c)(d)                               1,195       1,326,068
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Banning Lewis Ranch Academy
   Project); Series 2006, Charter
   School RB,
   6.13%, 12/15/35 (Acquired
      06/16/06-06/20/06; Cost
      $3,014,730) (a)(e)                                   3,000       3,075,630
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Brighton School Project);
   Series 2006, Charter School RB,
   6.00%, 11/01/36 (a)                                     1,695       1,739,290
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Carbon VY Academy); Series
   2006, Charter School RB,
   5.63%, 12/01/36 (a)                                     1,180       1,190,679
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Cerebral Palsy of Colorado
   Project); Series 2006 A, RB,
   6.25%, 05/01/36 (a)                                     3,050       3,185,359
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Denver Academy Inc. Project);
   Series 2003 A, Refunding RB,
   7.00%, 11/01/23 (a)                                       500         552,730
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Denver Science & Technology);
   Series 2004, RB,
   5.00%, 12/01/13 (a)                                       750         770,460
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Excel Academy Project); Series
   2003, Charter School RB,
   7.30%, 12/01/11 (a)(c)(d)                                 555         614,712
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Excel Academy Project); Series
   2007, RB,
   5.50%, 06/01/37 (a)                                     2,000       1,981,060
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Heritage Christian School);
   Series 2004 A, RB,
   7.50%, 06/01/34 (a)(f)(g)                               1,000         865,340
                                                         -------    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
COLORADO-(CONTINUED)
Colorado (State of) Educational
   & Cultural Facilities Authority
   (Knowledge Quest Project);
   Series 2005, Charter School RB,
   6.50%, 05/01/36 (a)                                   $   945    $    979,332
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Littleton Academy Building
   Project); Series 2002, Charter
   School RB,
   6.00%, 01/15/12 (a)(c)(d)                                 500         540,195
                                                         -------    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Peak to Peak Project);
   Series 2001,
   Charter School RB,
   7.63%, 08/15/11(a)(c)(d)                                  500         569,475
                                                         -------    ------------
   Series 2004,
   Charter School Refunding & Improvement RB (INS-XL
   Capital Assurance Inc.),
   5.25%, 08/15/24(a)(b)                                     500         531,015
                                                         -------    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (Platte Academy Project);
   Series 2002 A,
   Charter School RB,
   7.25%, 03/01/10(a)(c)(d)                                  500         534,170
                                                         -------    ------------
   7.25%, 03/01/10(a)(c)(d)                                  500         541,045
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Union Colony Charter School
   Project); Series 2007, RB,
   5.75%, 12/01/37 (Acquired
      03/23/07; Cost $1,105,122)
      (a)(e)                                               1,075       1,097,328
                                                         -------    ------------
Colorado (State of) Educational & Cultural
   Facilities Authority (University Lab School
   Project);
   Series 2001,
   Charter School RB,
   6.13%, 06/01/11(a)(c)(d)                                  150         161,694
                                                         -------    ------------
   6.25%, 06/01/11(a)(c)(d)                                  500         541,220
                                                         -------    ------------
Colorado (State of) Educational &
   Cultural Facilities Authority
   (Windsor Academy Project);
   Series 2007, Charter School RB,
   5.70%, 05/01/37 (a)                                     1,600       1,606,912
                                                         -------    ------------
Colorado (State of) Health Facilities Authority
   (Christian Living Communities Project);
   Series 2006 A,
   RB,
   5.25%, 01/01/28(a)                                      1,500       1,504,770
                                                         -------    ------------
   5.75%, 01/01/37(a)                                        500         519,695
                                                         -------    ------------
Colorado (State of) Health
   Facilities Authority
   (Portercare Adventist Health);
   Series 2001, Hospital RB,
   6.50%, 11/15/11 (a)(c)(d)                                 500         554,805
                                                         -------    ------------
Colorado (State of) Health Facilities Authority
   (Volunteers of America Care);
   Series 2007 A,
   RB,
   5.20%, 07/01/22(a)                                      1,270       1,258,252
                                                         -------    ------------
   5.25%, 07/01/27(a)                                      1,275       1,265,641
                                                         -------    ------------
   5.30%, 07/01/37(a)                                      2,000       1,981,880
                                                         -------    ------------
Confluence Metropolitan District;
   Series 2007,

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
COLORADO-(CONTINUED)
   Tax Supported RB,
   5.25%, 12/01/17(a)                                    $   790    $    792,165
                                                         -------    ------------
   5.45%, 12/01/34(a)                                      1,465       1,468,970
                                                         -------    ------------
Conservatory Metropolitan District;
   Series 2003,
   Limited Tax GO,
   7.50%, 12/01/27(a)                                        750         837,968
                                                         -------    ------------
   Series 2005,
   Limited Tax GO,
   6.75%, 12/01/34(a)                                        810         867,056
                                                         -------    ------------
Copperleaf Metropolitan District No. 2;
   Series 2006,
   Limited Tax GO,
   5.85%, 12/01/26 (Acquired
      09/15/06; Cost $1,000,000)(a)(e)                     1,000       1,027,190
                                                         -------    ------------
   5.95%, 12/01/36 (Acquired
      09/15/06; Cost $1,750,000)(a)(e)                     1,750       1,797,372
                                                         -------    ------------
Country Club Village Metropolitan
   District; Series 2006, Limited
   Tax GO,
   6.00%, 12/01/34 (a)                                       600         612,480
                                                         -------    ------------
Denver (City of) Health &
   Hospital Authority; Series 2004
   A, Refunding Health Care RB,
   6.25%, 12/01/33 (a)                                       500         567,700
                                                         -------    ------------
Denver (City of) Health &
   Hospital Authority; Series 2007
   A, Refunding Healthcare RB,
   5.25%, 12/01/31 (a)                                     2,500       2,535,075
                                                         -------    ------------
Denver West Metropolitan
   District; Series 2005 B,
   Unlimited Tax GO,
   5.25%, 12/01/30 (a)                                     1,000       1,023,530
                                                         -------    ------------
Douglas (County of) (Crystal
   Crossing Metropolitan
   District); Series 2006, Limited
   Tax GO,
   6.00%, 12/01/36 (a)                                       600         617,088
                                                         -------    ------------
Fallbrook Metropolitan District;
   Series 2006, Limited Tax GO,
   5.63%, 12/01/26 (a)                                     1,200       1,200,456
                                                         -------    ------------
Grandby Ranch Metropolitan
   District; Series 2006, Limited
   Tax GO,
   6.75%, 12/01/36 (a)                                     3,000       3,117,750
                                                         -------    ------------
High Plains Metropolitan District;
   Series 2005 A,
   Limited Tax GO,
   6.13%, 12/01/25(a)                                        750         779,940
                                                         -------    ------------
   6.25%, 12/01/35(a)                                        750         780,045
                                                         -------    ------------
Huntington Trails Metropolitan
   District; Series 2006, Limited
   Tax GO,
   6.25%, 12/01/36 (a)                                     1,000       1,039,980
                                                         -------    ------------
Jordan Crossing Metropolitan
   District; Series 2006, Limited
   Tax GO,
   5.75%, 12/01/36 (a)                                     1,415       1,420,646
                                                         -------    ------------
Liberty Ranch Metropolitan
   District; Series 2006, Limited
   Tax GO,
   6.25%, 12/01/36 (a)                                     1,645       1,708,349
                                                         -------    ------------
Madre Metropolitan District No.
   2; Series 2007 A, Limited Tax
   GO,
   5.50%, 12/01/36 (a)                                     1,500       1,494,510
                                                         -------    ------------
Montrose (County of) (Homestead at Montrose
   Inc.);
   Series 2003 A,

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
COLORADO-(CONTINUED)
Health Care Facilities RB,
   5.75%, 02/01/15(a)                                    $   250    $    255,625
                                                         -------    ------------
   6.75%, 02/01/22(a)                                        300         314,778
                                                         -------    ------------
   7.00%, 02/01/25(a)                                        800         845,872
                                                         -------    ------------
Mountain Shadows Metropolitan District;
   Series 2007,
   Limited Tax GO,
   5.50%, 12/01/27(a)                                      1,000         981,320
                                                         -------    ------------
   5.63%, 12/01/37(a)                                      1,000         977,870
                                                         -------    ------------
Murphy Creek Metropolitan District No. 3;
   Series 2006,
   Refunding & Improvement Limited Tax GO,
   6.00%, 12/01/26(a)                                      2,540       2,620,239
                                                         -------    ------------
   6.13%, 12/01/35(a)                                      2,000       2,063,540
                                                         -------    ------------
Neu Towne Metropolitan District;
   Series 2004, Limited Tax GO,
   7.25%, 12/01/34 (a)                                       775         812,688
                                                         -------    ------------
Northwest Metropolitan District No. 3,
   Series 2005,
   Limited Tax GO,
   6.13%, 12/01/25(a)                                      1,000       1,039,240
                                                         -------    ------------
   6.25%, 12/01/35(a)                                      2,000       2,081,480
                                                         -------    ------------
Park Meadows Business Improvement District;
   Series 2007,
   Shared Sales Tax RB,
   5.00%, 12/01/17(a)                                        275         275,987
                                                         -------    ------------
   5.30%, 12/01/27(a)                                      1,525       1,531,603
                                                         -------    ------------
   5.35%, 12/01/31(a)                                      1,080       1,086,383
                                                         -------    ------------
Piney Creek Village Metropolitan
   District; Series 2005, Limited
   Tax GO,
   5.50%, 12/01/35 (a)                                     1,200       1,217,784
                                                         -------    ------------
Riverdale Peaks II Metropolitan
   District; Series 2005,
   Unlimited Tax GO,
   6.50%, 12/01/35 (a)                                     1,000       1,053,210
                                                         -------    ------------
Saddle Rock (City of) South
   Metropolitan District No. 2
   (Mill Levy Obligation); Series
   2000, Limited Tax GO,
   7.20%, 12/01/10 (a)(c)(d)                                 500         545,900
                                                         -------    ------------
Serenity Ridge Metropolitan
   District No. 2; Series 2004,
   Limited Tax GO,
   7.50%, 12/01/34 (a)                                       750         808,868
                                                         -------    ------------
Silver Peaks Metropolitan
   District No. 2; Series 2006,
   Limited Tax GO,
   5.75%, 12/01/36 (a)                                     1,000         986,680
                                                         -------    ------------
Southlands Metropolitan District No. 1;
   Series 2004,
   Unlimited Tax GO,
   6.75%, 12/01/16(a)                                        500         547,675
                                                         -------    ------------
   7.13%, 12/01/34(a)                                        500         549,420
                                                         -------    ------------
Table Rock Metropolitan District;
   Series 2003, Limited Tax GO,
   7.00%, 12/01/13 (a)(c)(d)                                 745         863,142
                                                         -------    ------------
Tallyns Reach Metropolitan
   District No. 3; Series 2007,
   Limited Tax GO,
   5.20%, 12/01/36 (a)                                       500         500,900
                                                         -------    ------------
University of Colorado Hospital
   Authority; Series 2006 A, RB,
   5.00%, 11/15/37 (a)                                       500         493,810
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
COLORADO-(CONTINUED)
University of Northern Colorado
   (Auxiliary Facilities System);
   Series 2001, Refunding &
   Improvement RB,
(INS-Ambac Assurance Corp.)
   5.00%, 06/01/23 (a)(b)                                $ 1,000    $  1,023,080
                                                         -------    ------------
Wheatlands Metropolitan District No. 2;
   Series 2005,
   Limited Tax GO,
   6.00%, 12/01/25(a)                                        580         599,465
                                                         -------    ------------
   6.13%, 12/01/35(a)                                      2,000       2,070,180
                                                         -------    ------------
Wyndham Hill Metropolitan District No. 2;
   Series 2005,
   Limited Tax GO,
   6.25%, 12/01/25(a)                                        750         782,595
                                                         -------    ------------
   6.38%, 12/01/35(a)                                      1,000       1,044,940
                                                                    ------------
                                                                      92,353,675
                                                                    ------------
DELAWARE-0.59%
New Castle (County of) (Newark
   Charter School Inc. Project);
   Series 2006, RB,
   5.00%, 09/01/30 (a)                                     1,610       1,624,023
                                                         -------    ------------
Sussex (County of) (Cadbury at Lewes Project);
   Series 2006 A,
   First Mortgage RB,
   5.45%, 01/01/16(a)                                        865         866,704
                                                         -------    ------------
   5.90%, 01/01/26(a)                                        750         761,310
                                                         -------    ------------
   6.00%, 01/01/35(a)                                        600         612,000
                                                                    ------------
                                                                       3,864,037
                                                                    ------------
DISTRICT OF COLUMBIA-0.39%
District of Columbia Tobacco Settlement
   Financing Corp.;
   Series 2001,
   Asset-Backed RB,
   6.25%, 05/15/24(a)                                        445         471,170
                                                         -------    ------------
   6.50%, 05/15/33(a)                                      1,785       2,078,936
                                                                    ------------
                                                                       2,550,106
                                                                    ------------
FLORIDA-5.26%
Concorde Estates Community
   Development District; Series
   2004 B, Capital Improvement RB,
   5.00%, 05/01/11 (a)                                       300         299,763
                                                         -------    ------------
Cory Lakes Community Development District;
   Series 2001 A,
   Special Assessment RB,
   8.38%, 05/01/17(a)                                        390         433,844
                                                         -------    ------------
   Series 2001 B,
   Special Assessment RB,
   8.38%, 05/01/17(a)                                        185         190,023
                                                         -------    ------------
Cypress Lakes Community
   Development District; Series
   2004 A, Special Assessment RB,
   6.00%, 05/01/34 (a)                                       575         599,938
                                                         -------    ------------
East Homestead Community
   Development District; Series
   2005, Special Assessment RB,
   5.45%, 11/01/36 (a)                                       875         870,520
                                                         -------    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
FLORIDA-(CONTINUED)
Florida (State of) Development
   Finance Corp. (Palm Bay Academy
   Inc. Project); Series 2006 A,
   RB,
   6.00%, 05/15/36 (a)                                   $ 2,130    $  2,153,920
                                                         -------    ------------
Gramercy Farms Community
   Development District; Series
   2007 B, Special Assessment RB,
   5.10%, 05/01/14 (a)                                     1,000         989,480
                                                         -------    ------------
Halifax (County of) Hospital
   Medical Center; Series 2006 A,
   Hospital Refunding &
   Improvement RB,
   5.25%, 06/01/26 (a)                                     1,000       1,017,740
                                                         -------    ------------
Islands at Doral Southwest
   Community Development District;
   Series 2003, Special Assessment
   GO,
   6.38%, 05/01/35 (a)                                       500         534,615
                                                         -------    ------------
Jacksonville (City of) Economic
   Development Commission (Mayo
   Clinic); Series 2006, Health
   Care Facilities RB,
   5.00%, 11/15/36 (a)                                     2,500       2,528,400
                                                         -------    ------------
Lee (County of) Industrial Development
   Authority (County Community Charter Schools,
   LLC Project);
   Series 2007 A,
   IDR,
   5.25%, 06/15/27(a)                                      1,000         988,400
                                                         -------    ------------
   5.38%, 06/15/37(a)                                      1,200       1,184,136
                                                         -------    ------------
Lee (County of) Industrial
   Development Authority (Cypress
   Cove at HealthPark); Series
   2002 A, Health Care Facilities
   IDR,
   6.75%, 10/01/32 (a)                                     1,250       1,339,000
                                                         -------    ------------
Miami Beach (City of) Health Facilities
   Authority (Mount Sinai Medical Center);
   Series 2001 A,
   Hospital RB,
   6.70%, 11/15/19(a)                                      1,000       1,078,210
                                                         -------    ------------
   Series 2004,
   Refunding Hospital RB,
   6.75%, 11/15/29 (Acquired
      04/26/04; Cost $482,320)(a)(e)                         500         556,170
                                                         -------    ------------
Midtown Miami Community Development District
   (Parking Garage Project);
   Series 2004 A,
   Special Assessment RB,
   6.00%, 05/01/24(a)                                      1,000       1,065,280
                                                         -------    ------------
   6.25%, 05/01/37(a)                                      1,000       1,065,320
                                                         -------    ------------
Mount Dora (City of) Health
   Facilities Authority (Waterman
   Village Project); Series 2004
   A, Refunding RB,
   5.75%, 08/15/18 (a)                                       750         755,602
                                                         -------    ------------
Orange (County of) Health
   Facilities Authority (Adventist
   Health System); Series 2002,
   Hospital RB,
   5.63%, 11/15/12 (a)(c)(d)                               1,065       1,151,499
                                                         -------    ------------
Orange (County of) Health Facilities Authority
   (Orlando Lutheran Towers, Inc.);
   Series 2005,
   Refunding Health Care Facilities RB,
   5.38%, 07/01/20(a)                                      1,100       1,096,227
                                                         -------    ------------
   5.70%, 07/01/26(a)                                      1,000       1,014,490
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
FLORIDA-(CONTINUED)
Orange (County of) Health Facilities Authority
   (Orlando Lutheran Towers, Inc.);
   Series 2007,
   First Mortgage RB,
   5.50%, 07/01/32(a)                                    $ 1,000    $    991,940
                                                         -------    ------------
   5.50%, 07/01/38(a)                                      1,000         985,360
                                                         -------    ------------
Poinciana Community Development
   District; Series 2000 A,
   Special Assessment RB,
   7.13%, 05/01/31 (a)                                       900         939,645
                                                         -------    ------------
Principal One Community
   Development District; Series
   2005, Special Assessment RB,
   5.65%, 05/01/35 (a)                                       605         622,539
                                                         -------    ------------
Reunion East Community
   Development District; Series
   2002 A, Special Assessment RB,
   7.38%, 05/01/33 (a)                                     1,000       1,105,340
                                                         -------    ------------
Sarasota (County of) Health Facility Authority
   (Village on the Isle Project);
   Series 2007,
   Refunding Retirement Facilities RB,
   5.00%, 01/01/17(a)                                      1,500       1,496,625
                                                         -------    ------------
   5.50%, 01/01/27(a)                                      1,500       1,532,415
                                                         -------    ------------
   5.50%, 01/01/32(a)                                      1,500       1,525,140
                                                         -------    ------------
St. Johns (County of) Industrial Development
   Authority (Glenmore Project);
   Series 2006 A,
   IDR,
   5.25%, 01/01/26(a)                                      1,000       1,000,950
                                                         -------    ------------
   5.38%, 01/01/40(a)                                      1,000       1,004,530
                                                         -------    ------------
Urban Orlando Community Development District;
   Series 2001 A,
   Capital Improvement Special Assessment RB,
   6.95%, 05/01/33(a)                                        935         999,711
                                                         -------    ------------
   Series 2004,
   Capital Improvement Special Assessment RB,
   6.25%, 05/01/34(a)                                      1,000       1,062,510
                                                         -------    ------------
                                                                      34,179,282
                                                                    ------------
GEORGIA-1.19%
Atlanta (City of) (Atlantic Station Project);
   Series 2001,
   Tax Allocation GO,
   7.90%, 12/01/24(a)                                        750         822,848
                                                         -------    ------------
   Tax Allocation RB,
   7.75%, 12/01/14(a)                                        750         821,303
                                                         -------    ------------
Atlanta (City of) (Eastside Project);
   Series 2005 B,
   Tax Allocation GO,
   5.60%, 01/01/30(a)                                      2,000       2,058,040
                                                         -------    ------------
   Tax Allocation RB,
   5.40%, 01/01/20(a)                                      1,000       1,021,820
                                                         -------    ------------
Atlanta (City of) (Princeton
   Lakes Project); Series 2006,
   Tax Allocation RB,
   5.50%, 01/01/31 (Acquired
      03/10/06; Cost $735,000) (a)(e)                        735         743,702
                                                         -------    ------------
Fulton (County of) Residential Care Facilities
   Authority (Canterbury Court Project);

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
GEORGIA-(CONTINUED)
   Series 2004 A,
   RB,
   6.13%, 02/15/26(a)                                    $   500    $    524,870
                                                         -------    ------------
   6.13%, 02/15/34(a)                                        200         209,640
                                                         -------    ------------
Rockdale (County of) Development
   Authority (Visy Paper, Inc.
   Project); Series 1993, Solid
   Waste Disposal IDR,
   7.50%, 01/01/26 (a)(h)                                  1,500       1,509,735
                                                         -------    ------------
                                                                       7,711,958
                                                                    ------------
ILLINOIS-6.34%
Chicago (City of) (Chatham Ridge Redevelopment
   Project);
   Series 2002,
   Tax Increment Allocation RB,
   6.05%, 12/15/13(a)                                        475         500,764
                                                         -------    ------------
   5.95%, 12/15/12(a)                                        275         287,678
                                                         -------    ------------
Chicago (City of) (Lake Shore East Project);
   Series 2003,
   Special Assessment RB,
   6.63%, 12/01/22(a)                                        500         536,780
                                                         -------    ------------
   6.75%, 12/01/32(a)                                        500         537,235
                                                         -------    ------------
Dupage (County of) Special Service Area No. 31
   (Monarch Landing Project);
   Series 2006,
   Special Tax RB,
   5.40%, 03/01/16(a)                                        250         254,923
                                                         -------    ------------
   5.63%, 03/01/36(a)                                      1,250       1,254,825
                                                         -------    ------------
Illinois (State of) Finance Authority (Beacon
   Hill);
   Series 2005 A,
   Refunding RB,
   5.15%, 02/15/13(a)                                        655         658,806
                                                         -------    ------------
   5.25%, 02/15/14(a)                                        300         301,938
                                                         -------    ------------
   5.35%, 02/15/15(a)                                        225         226,881
                                                         -------    ------------
Illinois (State of) Finance Authority (Clare
   Oaks Project);
   Series 2006 A,
   RB,
   6.00%, 11/15/27(a)                                      1,000       1,045,120
                                                         -------    ------------
   6.00%, 11/15/39(a)                                      3,500       3,639,615
                                                         -------    ------------
Illinois (State of) Finance Authority (Luther
   Oaks Project);
   Series 2006 A,
   RB,
   6.00%, 08/15/26(a)                                        850         890,681
                                                         -------    ------------
   5.70%, 08/15/28(a)                                        500         503,580
                                                         -------    ------------
   6.00%, 08/15/39(a)                                      1,460       1,526,649
                                                         -------    ------------
Illinois (State of) Finance
   Authority (Lutheran Hillside
   Village Project); Series 2006,
   Refunding RB,
   5.25%, 02/01/37 (a)                                     1,000       1,015,750
                                                         -------    ------------
Illinois (State of) Finance Authority (Smith
   Village Project);
   Series 2005 A,
   RB,
   5.70%, 11/15/20(a)                                        500         515,950
                                                         -------    ------------
   6.25%, 11/15/35(a)                                      3,000       3,155,370
                                                         -------    ------------
Illinois (State of) Finance
   Authority (The Landing at
   Plymouth Place Project); Series
   2005 A, RB,
   6.00%, 05/15/37 (a)                                     3,200       3,376,928
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
ILLINOIS-(CONTINUED)
Illinois (State of) Finance Authority (Three
   Crowns Park Plaza);
   Series 2006 A,
   RB,
   5.88%, 02/15/26(a)                                    $ 1,000    $  1,043,910
                                                         -------    ------------
   5.88%, 02/15/38(a)                                      1,500       1,565,325
                                                         -------    ------------
Illinois (State of) Health
   Facilities Authority (Bethesda
   Home & Retirement Center);
   Series 1999 A, RB,
   6.25%, 09/01/14 (a)                                       500         514,810
                                                         -------    ------------
Illinois (State of) Health
   Facilities Authority (Lutheran
   Senior Ministries); Series 2001
   A, RB,
   7.38%, 08/15/11 (a)(c)(d)                               1,000       1,133,230
                                                         -------    ------------
Illinois (State of) Health
   Facilities Authority
   (Swedish-American Hospital);
   Series 2000, RB,
   6.88%, 05/15/10 (a)(c)(d)                                 690         743,109
                                                         -------    ------------
Illinois (State of) Health
   Facilities Authority (Villa St.
   Benedict); Series 2003 A-1, RB,
   6.90%, 11/15/33 (a)                                       500         548,635
                                                         -------    ------------
Illinois (State of) Health
   Facilities Authority; Series
   2003 A, RB,
   7.00%, 11/15/32 (a)                                       800         864,064
                                                         -------    ------------
Lincolnshire (Village of) Special Service Area
   No. 1 (Sedgebrook Project);
   Series 2004,
   Special Tax GO,
   5.00%, 03/01/11(a)                                        520         528,767
                                                         -------    ------------
   6.25%, 03/01/34(a)                                        750         791,962
                                                         -------    ------------
Illinois (State of) Finance Authority (Central
   Baptist Village);
   Series 2007,
   RB,
   5.38%, 11/15/27(a)                                      1,000       1,012,240
                                                         -------    ------------
   5.38%, 11/15/39(a)                                      1,600       1,611,920
                                                         -------    ------------
Lombard (City of) Public Facilities Corp.
   (Lombard Conference Center &  Hotel);
   Series 2005 A-1,
   First Tier RB,
   6.38%, 01/01/15(a)                                        750         769,252
                                                         -------    ------------
   7.13%, 01/01/36(a)                                      2,500       2,666,900
                                                         -------    ------------
Malta (Village of) (Prairie
   Springs Project); Series 2006,
   Tax Increment Allocation RB,
   5.75%, 12/30/25 (Acquired
      09/14/06; Cost $2,000,000)
      (a)(e)                                               2,000       2,000,460
                                                         -------    ------------
Metropolitan Pier & Exposition
   Authority (McCormick Place
   Expansion); Series 2002 A,
   Dedicated State Tax RB,
(INS-MBIA Insurance Corp.)
   5.00%, 12/15/28 (a)(b)                                  1,250       1,278,975
                                                         -------    ------------
Southwestern Illinois Development Authority
   (Eden Retirement Center Inc. Project);
   Series 2006,
   Senior Care Facility RB,
   5.50%, 12/01/26(a)                                        800         799,016
                                                         -------    ------------
   5.85%, 12/01/36(a)                                      3,000       3,072,270
                                                         -------    ------------
                                                                      41,174,318
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
INDIANA-1.57%
Delaware (County of) Hospital Authority
   (Cardinal Health System Obligated Group);
   Series 2006,
   Hospital RB,
   5.00%, 08/01/24(a)                                    $ 1,000    $  1,000,680
                                                         -------    ------------
   5.13%, 08/01/29(a)                                      3,000       3,003,120
                                                         -------    ------------
Indiana (State) of Health & Educational
   Facilities Financing Authority (Community
   Foundation Northwest Indiana);
   Series 2007,
   RB,
   5.50%, 03/01/27(a)                                      3,000       3,053,730
                                                         -------    ------------
   5.50%, 03/01/37(a)                                      1,000       1,014,130
                                                         -------    ------------
Petersburg (City of)
   (Indianapolis Power & Light Co.
   Projects); Series 1991,
   Refunding PCR,
   5.75%, 08/01/21 (a)                                     1,000       1,059,610
                                                         -------    ------------
St. Joseph (County of) (Holy Cross Village Notre
   Dame Project); Series 2006 A,
   Economic Development RB,
   6.00%, 05/15/26 (a)                                     1,015       1,070,612
                                                         -------    ------------
                                                                      10,201,882
                                                                    ------------
IOWA-2.62%
Des Moines (City of) (Luther Park
   Apartments Inc. Project);
   Series 2004, Senior Housing RB,
   6.00%, 12/01/23 (a)                                       500         517,195
                                                         -------    ------------
Iowa (State of) Finance Authority (Bethany Life
   Communities Project);
   Series 2006 A,
   Refunding RB,
   5.45%, 11/01/26(a)                                        345         342,854
                                                         -------    ------------
   5.55%, 11/01/41(a)                                        795         791,550
                                                         -------    ------------
Iowa (State of) Finance Authority
   (Boys & Girls Project); Series
   2007, RB,
   5.80%, 12/01/22 (a)                                     1,000       1,023,510
                                                         -------    ------------
Iowa (State of) Finance Authority
   (Friendship Haven Project);
   Series 2004 A, Retirement
   Community RB,
   6.13%, 11/15/32 (a)                                       500         511,875
                                                         -------    ------------
Iowa (State of) Finance Authority (Wedum Walnut
   Ridge LLC Project);
   Series 2007 A,
   Sr. Housing RB,
   5.50%, 12/01/32(a)                                      2,000       1,940,540
                                                         -------    ------------
   5.63%, 12/01/45(a)                                      3,000       2,910,420
                                                         -------    ------------
Marion (City of) (Village Place at Marion
   Project);
   Series 2005 A,
   Multi-Family Housing RB,
   5.65%, 09/01/25(a)                                        155         155,667
                                                         -------    ------------
   6.00%, 09/01/35(a)                                        400         404,372
                                                         -------    ------------
Polk (County of) (Luther Park Health Center
   Inc. Project);
   Series 2003,
   Health Care Facilities RB,
   6.50%, 10/01/20(a)                                        750         785,670
                                                         -------    ------------
   Series 2004,
   Health Care Facilities RB,
   6.00%, 10/01/24(a)                                        290         298,375
                                                         -------    ------------
   6.15%, 10/01/36(a)                                        600         612,648
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)        VALUE
                                                        ---------   ------------
IOWA-(CONTINUED)
Scott (County of) (Ridgecrest Village Project);
   Series 2000 A,
   RB,
   7.25%, 11/15/10(a)(c)(d)                              $   750    $    827,685
                                                         -------    ------------
   Series 2004,
   Refunding RB,
   4.75%, 11/15/12(a)                                        750         731,040
                                                         -------    ------------
   5.63%, 11/15/18(a)                                      1,000       1,018,650
                                                         -------    ------------
   Series 2006,
   Refunding RB,
   5.25%, 11/15/21(a)                                      1,000       1,023,700
                                                         -------    ------------
   5.25%, 11/15/27(a)                                      1,500       1,528,785
                                                         -------    ------------
Washington (City of) (United
   Presbyterian Home Project);
   Series 2006 A, Refunding RB,
   5.60%, 12/01/36 (a)                                     1,615       1,582,086
                                                         -------    ------------
                                                                      17,006,622
                                                                    ------------
KANSAS-3.01%
Hutchinson (City of) (Wesley
   Towers, Inc.); Series 1999 A,
   Refunding & Improvement Health
   Care Facilities RB,
   6.25%, 11/15/19 (a)                                       750         766,560
                                                         -------    ------------
Labette (County of);
   Series 2007 A,
   Refunding & Improvement Hospital RB,
   5.75%, 09/01/29(a)                                      1,000       1,038,380
                                                         -------    ------------
   5.75%, 09/01/37(a)                                      1,100       1,137,224
                                                         -------    ------------
Lenexa (City of);
   Series 2007,
   Refunding & Improvement Healthcare Facilities RB,
   5.38%, 05/15/27(a)                                      1,000       1,014,840
                                                         -------    ------------
   5.50%, 05/15/39(a)                                      1,500       1,526,160
                                                         -------    ------------
Olathe (City of) (Aberdeen
   Village, Inc.); Series 2005 A,
   Refunding Senior Living
   Facility RB,
   5.60%, 05/15/28 (a)                                     1,500       1,505,415
                                                         -------    ------------
Olathe (City of) (Aberdeen Village, Inc.);
   Series 2007,
   Special Obligation Tax Increment Allocation RB,
   5.45%, 09/01/22(a)                                      1,160       1,166,403
                                                         -------    ------------
   5.50%, 09/01/26(a)                                      1,000       1,001,770
                                                         -------    ------------
Olathe (City of) (Catholic Care Campus Inc.
   Project);
   Series 2006 A,
   Senior Living Facility RB,
   6.00%, 11/15/26(a)                                      1,000       1,057,950
                                                         -------    ------------
   6.00%, 11/15/38(a)                                      2,000       2,116,520
                                                         -------    ------------
Olathe (City of) (West Village
   Center Project); Series 2007,
   Special Obligations Tax
   Increment Allocation RB,
   5.30%, 09/01/17 (a)                                       500         502,025
                                                         -------    ------------
Overland Park Development Corp.
   (Overland Park Convention
   Center Hotel Project); Series
   2001 A, First Tier RB,
   7.38%, 01/01/32 (a)                                     1,500       1,622,100
                                                         -------    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)        VALUE
                                                        ---------   ------------
KANSAS-(CONTINUED)
Overland Park Transportation
   Development District (Grass
   Creek Project); Series 2006,
   Special Assessment RB,
   5.13%, 09/01/28 (a)                                   $ 1,565    $  1,570,212
                                                         -------    ------------
Roeland Park (City of) (Roeland
   Park Redevelopment, LLC
   Project); Series 2005, Special
   Obligations Tax Increment
   Allocation RB,
   5.75%, 08/01/24 (a)                                       920         942,338
                                                         -------    ------------
Roeland Park (City of) Transportation
   Development District (TDD #1 Project);
   Series 2005,
   Sales Tax RB,
   5.75%, 12/01/25(a)                                        470         480,514
                                                         -------    ------------
   Series 2006 A,
   Sales Tax RB,
   5.88%, 12/01/09(a)                                         40          40,792
                                                         -------    ------------
   5.88%, 12/01/25(a)                                      1,005       1,036,225
                                                         -------    ------------
Roeland Park (City of)
   Transportation Development
   District (TDD #2 Project);
   Series 2006 B, Sales Tax RB,
   5.88%, 12/01/25 (a)                                     1,000       1,031,070
                                                         -------    ------------
                                                                      19,556,498
                                                                    ------------
KENTUCKY-1.34%
Kentucky (State of) Economic
   Development Finance Authority
   (Christian Church Homes of
   Kentucky, Inc.); Series 1998,
   Health Care Facilities RB,
   5.50%, 11/15/30 (a)                                       700         701,232
                                                         -------    ------------
Newport (City of) League of
   Cities Funding Trust; Series
   2002, Lease Program VRD RB,
(LOC-U.S. Bank, N.A.)
   3.79%, 04/01/32 (i)(j)(k)                               7,972       7,972,000
                                                         -------    ------------
                                                                       8,673,232
                                                                    ------------
MAINE-0.08%
Maine (State of) Turnpike
   Authority; Series 2003,
   Turnpike RB,
(INS-Ambac Assurance Corp.)
   5.00%, 07/01/33 (a)(b)                                    500         513,525
                                                         -------    ------------
MARYLAND-3.33%
Annapolis (City of) (Park Place
   Project); Series 2005 A,
   Special Obligations RB,
   5.35%, 07/01/34 (a)                                     2,000       2,026,580
                                                         -------    ------------
Anne Arundel (County of) (Parole
   Town Center Project); Series
   2002, Tax Increment Allocation
   Financing RB,
   5.00%, 07/01/12 (a)                                       200         200,948
                                                         -------    ------------
Baltimore (County of) (Oak Crest Village Inc.
   Project);
   Series 2007 A,
   Facilities RB,
   5.00%, 01/01/27(a)                                      1,000       1,001,490
                                                         -------    ------------
   5.00%, 01/01/37(a)                                      1,500       1,484,010
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)        VALUE
                                                        ---------   ------------
MARYLAND-(CONTINUED)
Baltimore (City of) (Strathdale
   Manor Project); Series 2003,
   Special Obligation RB,
   7.00%, 07/01/33 (a)                                   $   968    $  1,066,901
                                                         -------    ------------
Howard (County of); Series 2000
   A, Retirement Community RB,
   7.88%, 05/15/10 (a)(c)(d)                                 780         880,417
                                                         -------    ------------
Maryland (State of) Health &
   Higher Educational Facilities
   Authority (Edenwald); Series
   2006 A, RB,
   5.40%, 01/01/31 (a)                                       500         512,135
                                                         -------    ------------
Maryland (State of) Health &
   Higher Educational Facilities
   Authority (Medstar Health);
   Series 2004, Refunding RB,
   5.50%, 08/15/33 (a)                                     1,250       1,292,987
                                                         -------    ------------
Maryland (State of) Health &
   Higher Educational Facilities
   Authority (University of
   Maryland Medical System);
   Series 2000, RB,
   6.75%, 07/01/10 (a)(c)(d)                               1,000       1,088,280
                                                         -------    ------------
Maryland (State of) Health &
   Higher Educational Facilities
   Authority (Washington Christian
   Academy); Series 2006, RB,
   5.50%, 07/01/38 (a)                                     1,000       1,005,510
                                                         -------    ------------
Maryland (State of) Industrial
   Development Finance Authority
   (Our Lady of Good Counsel High
   School Facility); Series 2005
   A, IDR,
   6.00%, 05/01/35 (a)                                     1,000       1,065,120
                                                         -------    ------------
Montgomery (County of) Series
   2007, Commercial Paper VRD
   Notes,
   3.75%, 07/27/07 (j)(k)                                 10,000      10,000,000
                                                         -------    ------------
                                                                      21,624,378
                                                                    ------------
MASSACHUSETTS-0.66%
Massachusetts (State of)
   Development Finance Agency
   (Briarwood); Series 2001 B, RB,
   7.50%, 12/01/10 (a)(c)(d)                                 500         558,520
                                                         -------    ------------
Massachusetts (State of)
   Development Finance Agency
   (Reeds Landing - Accredited
   Investors); Series 2007,
   Refunding First Mortgage BR,
   5.75%, 10/01/31 (a)                                     2,000       1,985,320
                                                         -------    ------------
Massachusetts (State of) Development Finance
   Agency (Volunteers of America Concord
   Assisted Living Inc.);
   Series 2007,
   Refunding First Mortgage RB,
   5.13%, 11/01/27(a)                                        240         236,702
                                                         -------    ------------
   5.20%, 11/01/41(a)                                      1,000         976,000
                                                         -------    ------------
Massachusetts (State of) Health &
   Educational Facilities
   Authority (Christopher House,
   Inc.); Series 1999 A, Refunding
   RB,
   6.88%, 01/01/29 (a)                                       500         514,815
                                                         -------    ------------
                                                                       4,271,357
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)        VALUE
                                                        ---------   ------------
MICHIGAN-2.15%
Chandler Park Academy; Series
   2005, Michigan Public School
   Academy RB,
   5.13%, 11/01/30 (a)                                   $ 1,050    $  1,030,995
                                                         -------    ------------
Detroit Community High School;
   Series 2005,
   Michigan Public School Academy RB,
   5.65%, 11/01/25(a)                                      1,485       1,477,323
                                                         -------    ------------
   5.75%, 11/01/30(a)                                      1,000         998,000
                                                         -------    ------------
Gaylord (City of) Hospital
   Finance Authority (Otsego
   Memorial Hospital Association);
   Series 2004, Refunding Limited
   Obligation RB,
   6.50%, 01/01/31 (a)                                       700         734,678
                                                         -------    ------------
Gogebic (County of) Hospital
   Finance Authority (Grand View
   Health System, Inc.); Series
   1999, Refunding RB,
   5.88%, 10/01/16 (a)                                       920         930,681
                                                         -------    ------------
Kent (County of) Hospital Finance
   Authority (Metropolitan
   Hospital Project); Series 2005
   A, RB,
   5.75%, 07/01/25 (a)                                       500         524,445
                                                         -------    ------------
Mecosta (County of) General
   Hospital; Series 1999,
   Refunding Unlimited Tax GO,
   6.00%, 05/15/18 (a)                                       500         512,115
                                                         -------    ------------
Michigan (State of) Hospital Finance Authority
   (Presbyterian Village);
   Series 2005,
   Refunding RB,
   4.88%, 11/15/16(a)                                        685         683,945
                                                         -------    ------------
   5.25%, 11/15/25(a)                                        450         453,001
                                                         -------    ------------
   5.50%, 11/15/35(a)                                        750         768,435
                                                         -------    ------------
Michigan (State of) Municipal Bond Authority
   (YMCA Service Learning Academy Project);
   Series 2001,
   Public School Academy Facilities Program RB,
   7.63%, 10/01/21(a)                                        700         750,743
                                                         -------    ------------
   7.75%, 10/01/31(a)                                        500         536,150
                                                         -------    ------------
Michigan (State of) Strategic
   Fund (Detroit Edison Pollution
   Control); Series 2001 C,
   Refunding Limited Obligation
   PCR,
   5.45%, 09/01/29 (a)                                       500         513,975
                                                         -------    ------------
Monroe (County of) Hospital Finance Authority
   (Mercy Memorial Hospital Corp. Obligated
   Group);
   Series 2006,
   Hospital Refunding RB,
   5.38%, 06/01/26(a)                                        500         516,585
                                                         -------    ------------
   5.50%, 06/01/35(a)                                        500         517,040
                                                         -------    ------------
Summit Academy North;
   Series 2005,
   Refunding Michigan Public School Academy RB,
   5.35%, 11/01/25(a)                                        500         497,360
                                                         -------    ------------
   5.50%, 11/01/30(a)                                      2,500       2,500,625
                                                         -------    ------------
                                                                      13,946,096
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)        VALUE
                                                        ---------   ------------
MINNESOTA-11.30%
Apple Valley (City of) Economic
   Development Authority (Evercare
   Senior Living LLC Projects);
   Series 2005 A, Health Care RB,
   6.13%, 06/01/35 (a)                                   $ 2,240    $  2,264,573
                                                         -------    ------------
Becker (City of) (Shepherd of Grace Project);
   Series 2006,
   Senior Housing RB,
   5.75%, 05/01/24(a)                                        715         722,987
                                                         -------    ------------
   5.88%, 05/01/29(a)                                      1,000       1,016,610
                                                         -------    ------------
   5.88%, 05/01/33(a)                                      1,000       1,016,550
                                                         -------    ------------
   5.88%, 05/01/41(a)                                        740         751,492
                                                         -------    ------------
   6.00%, 05/01/41(a)                                      1,000       1,022,830
                                                         -------    ------------
Carlton (City of) Health Care &
   Housing Facilities (Inter-Faith
   Care Center Project); Series
   2006, Refunding RB,
   5.70%, 04/01/36 (a)                                     1,500       1,520,580
                                                         -------    ------------
Cloquet (City of) (HADC Cloquet
   LLC Project); Series 2005 A,
   Refunding Housing Facilities RB,
   5.88%, 08/01/35 (a)                                       865         885,129
                                                         -------    ------------
Cold Spring (City of) (Assumption Home, Inc.);
   Series 2005,
   Nursing Home & Senior Housing RB,
   5.50%, 03/01/25(a)                                        425         432,008
                                                         -------    ------------
   5.75%, 03/01/35(a)                                        600         606,804
                                                         -------    ------------
Crookston (City of) (Riverview Health Project);
   Series 2007,
   Refunding Health Care Facilities RB,
   5.20%, 05/01/22(a)                                        540         534,460
                                                         -------    ------------
   5.30%, 05/01/32(a)                                      1,500       1,479,495
                                                         -------    ------------
Dakota (County of) Community Development Agency
   (River Heights Assisted Living Project);
   Series 2007 A,
   Refunding MultiFamily Housing RB,
   5.30%, 11/01/30(a)                                      2,330       2,284,565
                                                         -------    ------------
   5.38%, 05/01/40(a)                                      1,000         984,760
                                                         -------    ------------
Duluth (City of) Economic
   Development Authority
   (Benedictine Health System-St.
   Mary's Duluth Clinic); Series
   2004, Health Care Facilities RB,
   5.25%, 02/15/33 (a)                                       500         509,470
                                                         -------    ------------
Edina (City of) (Volunteers of America Care
   Centers Project);
   Series 2002 A,
   Health Care Facilities RB,
   6.63%, 12/01/22(a)                                        250         266,208
                                                         -------    ------------
   6.63%, 12/01/30(a)                                        250         266,935
                                                         -------    ------------
Eveleth (City of) (Manor House
   and Woodland Homes Project);
   Series 2006, Sr. MultiFamily
   Housing RB,
   5.50%, 10/01/25 (a)                                       510         504,742
                                                         -------    ------------
Eveleth (City of) (Manor House
   Woodland); Series 2006, Sr.
   Housing MultiFamily RB,
   5.70%, 10/01/36 (a)                                     3,000       3,012,540
                                                         -------    ------------
Fairmont (City of) (Goldfinch
   Estates-Governmental and Educational
   Assistance Corp. Project);

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MINNESOTA-(CONTINUED)
   Series 2002 A-1,
   Housing Facilities RB,
   7.25%, 04/01/22(a)                                    $   915    $    969,342
                                                         -------    ------------
   Series 2005 A,
   Housing Facilities RB,
   6.25%, 10/01/25(a)                                      2,500       2,562,925
                                                         -------    ------------
Glencoe (City of) (Glencoe Regional Health
   Services Project);
   Series 2001,
   Health Care Facilities RB,
   7.40%, 04/01/11(a)(c)(d)                                  250         278,215
                                                         -------    ------------
   7.50%, 04/01/11(a)(c)(d)                                  500         558,145
                                                         -------    ------------
   Series 2005,
   Health Care Facilities RB,
   5.00%, 04/01/31(a)                                      1,000         983,540
                                                         -------    ------------
Inver Grove Heights (City of) (Presbyterian
   Homes Bloomington Care Center, Inc. Project);
   Series 2006,
   Refunding Nursing Home RB,
   5.50%, 10/01/33(a)                                      1,010       1,012,535
                                                         -------    ------------
   5.50%, 10/01/41(a)                                        455         455,687
                                                         -------    ------------
Lakeview (City of);
   Series 2007,
   Liquor RB,
   5.00%, 02/01/22(a)                                        175         171,882
                                                         -------    ------------
   5.00%, 02/01/27(a)                                        225         220,721
                                                         -------    ------------
Maple Grove (City of) (Maple
   Grove Hospital Corp.) Series
   2007, Health Care System RB,
   5.25%, 05/01/37 (a)                                     2,000       2,036,740
                                                         -------    ------------
Maplewood (City of) (Volunteers of America Care
   Center Project);
   Series 2005 A,
   Health Care Facilities RB,
   5.00%, 10/01/13(a)                                        775         770,706
                                                         -------    ------------
   5.25%, 10/01/19(a)                                      1,250       1,249,337
                                                         -------    ------------
   5.38%, 10/01/24(a)                                      2,500       2,500,775
                                                         -------    ------------
Minneapolis (City of) (Grant Park
   Project); Series 2006, Tax
   Increment Allocation RB,
   5.35%, 02/01/30 (a)                                       300         299,400
                                                         -------    ------------
Minneapolis (City of) (Shelter
   Care Foundation); Series 1999
   A, Health Care Facilities RB,
   6.00%, 04/01/10 (a)                                       420         420,059
                                                         -------    ------------
Minneapolis (City of) (Village at
   St. Anthony Falls Project);
   Series 2004, Refunding Tax
   Increment RB,
   5.75%, 02/01/27 (a)                                       605         619,096
                                                         -------    ------------
Moorehead (City of) (Sheyenne
   Crossing Project); Series 2006,
   Senior Housing RB,
   5.65%, 04/01/29 (a)                                     2,355       2,379,398
                                                         -------    ------------
Northfield (City of) Housing and
   Redevelopment Authority
   (Northfield Retirement
   Project); Series 2006 A,
   Refunding RB,
   5.38%, 12/01/36 (a)                                     1,000         981,120
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MINNESOTA-(CONTINUED)
Northwest Multi-County Housing & Redevelopment
   Authority (Pooled Housing Program);
   Series 2005 A,
   Refunding Governmental Housing RB,
   5.35%, 07/01/15(a)                                    $    70    $     69,394
                                                         -------    ------------
   6.20%, 07/01/30(a)                                      2,000       2,029,060
                                                         -------    ------------
Oakdale (City of) (Oak Meadows
   Project); Series 2004,
   Refunding Senior Housing RB,
   6.00%, 04/01/24 (a)                                     1,000       1,034,400
                                                         -------    ------------
Oronoco (City of) (Wedum
   Shorewood Campus Project);
   Series 2006, Refunding
   MultiFamily Housing RB,
   5.25%, 06/01/26 (a)                                     2,000       1,960,220
                                                         -------    ------------
Owatonna (City of) (Senior Living
   Project): Series 2006 A, Senior
   Housing RB,
   5.80%, 10/01/29 (a)                                       800         808,944
                                                         -------    ------------
Park Rapids (City of) (CDL Homes LLC Project);
   Series 2006,
   Housing & Health Facilities RB,
   5.25%, 08/01/26(a)                                        140         139,325
                                                         -------    ------------
   5.40%, 08/01/36(a)                                        650         653,386
                                                         -------    ------------
Park Rapids (City of) (Mankato
   Lutheran Homes, Inc. Project);
   Series 2006, Health Facilities
   RB,
   5.60%, 08/01/36 (a)                                       530         532,369
                                                         -------    ------------
Pine City (City of) (Lakes International
   Language Academy Project);
   Series 2006 A,
   Lease RB,
   6.00%, 05/01/26(a)                                        480         484,373
                                                         -------    ------------
   6.25%, 05/01/35(a)                                        550         555,329
                                                         -------    ------------
Ramsey (City of) (Pact Charter School Project);
   Series 2004 A,
   Lease RB,
   6.50%, 12/01/22(a)                                        925         980,454
                                                         -------    ------------
   6.75%, 12/01/33(a)                                        150         159,861
                                                         -------    ------------
Rochester (City of) (Madonna
   Meadows); Series 2007 A,
   Refunding Health Care & Housing
   RB,
   5.30%, 04/01/37 (a)                                     1,150       1,136,326
                                                         -------    ------------
Rochester (City of) (Mayo
   Clinic); Series 2006, Health
   Care Facilities RB,
   5.00%, 11/15/36 (a)                                     2,760       2,785,420

Rochester (City of) (Samaritan Bethany Inc.
   Project);
   Series 2003 A,
   Health Care & Housing RB,
   5.38%, 08/01/12(a)                                        165         166,437
                                                         -------    ------------
   5.50%, 08/01/13(a)                                        195         196,788
                                                         -------    ------------
   6.25%, 08/01/19(a)                                      1,100       1,135,794
                                                         -------    ------------
Roseau (City of) (Oak Crest
   Project); Series 2006, Senior
   Housing RB,
   5.50%, 11/01/42 (a)                                     2,005       1,998,624
                                                         -------    ------------
Shakopee (City of) (St. Francis
   Regional Medical Center);
   Series 2004, Health Care
   Facilities RB,
   5.25%, 09/01/34 (a)                                       500         511,935
                                                         -------    ------------
St. Cloud (City of) Housing & Redevelopment
   Authority (Sterling Heights Apartments
   Project);

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MINNESOTA-(CONTINUED)
Series 2002, Multi-Family
   Housing RB,
   7.00%, 10/01/23(a)(h)                                 $   495    $    506,529
                                                         -------    ------------
   7.45%, 10/01/32(a)(h)                                     155         161,082
                                                         -------    ------------
St. Louis Park (City of)
   (Roitenberg Family Assisted
   Living Residence Project);
   Series 2006, Refunding RB,
   5.63%, 08/15/33 (a)                                     1,630       1,647,033
                                                         -------    ------------
St. Paul (City of) Housing & Redevelopment
   Authority (Community of Peace Academy
   Project); Series 2001 A, Lease RB,
   7.38%, 12/01/10 (a)(c)(d)                                 900       1,008,387
                                                         -------    ------------
St. Paul (City of) Housing & Redevelopment
   Authority (Hmong Academy Project);
   Series 2006 A, Lease RB,
   5.75%, 09/01/26(a)                                        300         306,078
                                                         -------    ------------
   6.00%, 09/01/36(a)                                        390         398,650
                                                         -------    ------------
St. Paul (City of) Housing & Redevelopment
   Authority (Marian Center Project);
   Series 2007 A, Multifamily Housing RB,
   5.38%, 05/01/43 (a)                                     1,115       1,102,668
                                                         -------    ------------
St. Paul (City of) Housing & Redevelopment
   Authority (New Spirit Charter
   School); Series
   2002 A, Lease RB,
   7.50%, 12/01/31 (a)                                       890         957,658
                                                         -------    ------------
St. Paul (City of) Housing & Redevelopment
   Authority (Rossy & Richard Shaller);
   Series 2007 A,
   RB,
   5.05%, 10/01/27(a)                                        750         734,115
                                                         -------    ------------
   Series 2007 A1,
   RB,
   5.25%, 10/01/42(a)                                      1,000         994,340
                                                         -------    ------------
St. Paul (City of) Port Authority
   (Radisson Kellogg Project);
   Series 1999 2, Hotel Facility
   RB,
   7.38%, 08/01/08 (a)(c)(d)                               1,225       1,306,254
                                                         -------    ------------
Vadnais Heights (City of) (Agriculture & Food
   Sciences);
   Series 2004 A,
   Lease RB,
   6.38%, 12/01/24(a)                                        900         910,413
                                                         -------    ------------
   6.60%, 12/01/34(a)                                        275         277,764
                                                         -------    ------------
Washington (County of) Housing & Redevelopment
   Authority (Birchwood & Woodbury Projects);
   Series 2007 A,
   Housing RB,
                                                         -------    ------------
   5.00%, 12/01/14(a)                                      1,000         987,770
                                                         -------    ------------
   5.55%, 12/01/27(a)                                      1,000         989,590
                                                         -------    ------------
   5.63%, 06/01/37(a)                                      2,000       1,982,740
                                                         -------    ------------
Woodbury (City of) (Math & Science Academy
   Project);
   Series 2002 A,
   Refunding Lease RB,
   7.38%, 12/01/24(a)                                        250         269,382
                                                         -------    ------------
   7.50%, 12/01/31(a)                                        750         807,375
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MINNESOTA-(CONTINUED)
Worthington (City) Housing Authority (Meadows
   Worthington Project);
   Series 2007 A,
   Refunding Housing RB,
   5.25%, 11/01/28(a)                                    $ 1,175    $  1,160,066
                                                         -------    ------------
   5.38%, 05/01/37(a)                                      1,000         985,300
                                                         -------    ------------
                                                                      73,383,994
                                                                    ------------
MISSOURI-3.99%
370/Missouri Bottom Road/Tussing Road
   Transportation Development District;
   Series 2002,
   RB,
   7.00%, 05/01/22(a)                                        750         823,290
                                                         -------    ------------
   7.20%, 05/01/33(a)                                        500         549,940
                                                         -------    ------------
Belton (City of) (Belton Town Centre Project);
   Series 2006,
   Tax Increment Allocation RB,
   5.00%, 03/01/11(a)                                        155         155,789
                                                         -------    ------------
   5.00%, 03/01/12(a)                                        125         125,638
                                                         -------    ------------
   5.00%, 03/01/14(a)                                        175         173,959
                                                         -------    ------------
   5.13%, 03/01/15(a)                                        125         124,093
                                                         -------    ------------
   5.25%, 03/01/16(a)                                        100          99,751
                                                         -------    ------------
   5.50%, 03/01/20(a)                                        250         251,435
                                                         -------    ------------
   5.63%, 03/01/25(a)                                        600         604,452
                                                         -------    ------------
   Tax Increment RB,
   5.00%, 03/01/10(a)                                         50          50,226
                                                         -------    ------------
Branson (City of) Industrial
   Development Authority (Branson
   Landing-Retail Project); Series
   2005, Limited Obligation Tax
   Increment RB,
   5.25%, 06/01/21 (a)                                     1,500       1,509,105
                                                         -------    ------------
Branson (City of) Regional
   Airport Transportation
   Development District (Branson
   Airport Project); Series 2007
   A, RB,
   6.00%, 07/01/37 (a)                                       200         201,900
                                                         -------    ------------
Branson Hills Infrastructure Facilities
   Community Improvement District;
   Series 2007 A,
   Special Assessment RB,
   5.00%, 04/01/11(a)                                        550         547,267
                                                         -------    ------------
   5.00%, 04/01/13(a)                                        300         296,805
                                                         -------    ------------
   5.00%, 04/01/15(a)                                        500         490,675
                                                         -------    ------------
   5.50%, 04/01/22(a)                                        930         931,655
                                                         -------    ------------
   5.50%, 04/01/27(a)                                        500         494,315
                                                         -------    ------------
Chillicothe (City of) (South U.S. 65 Project);
   Series 2006,
   Tax Increment RB,
   5.63%, 04/01/24(a)                                      1,100       1,122,759
                                                         -------    ------------
   5.50%, 04/01/21(a)                                      1,000       1,016,930
                                                         -------    ------------
Des Peres (City of) (West County
   Center Project); Series 2002 A,
   Refunding Tax Increment RB,
   5.75%, 04/15/20 (a)                                     1,000       1,020,230
                                                         -------    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MISSOURI-(CONTINUED)
Desloge (City of) (U.S. Highway
   67/State Street Redevelopment
   Project); Series 2005,
   Refunding Tax Increment RB,
   5.20%, 04/15/20 (a)                                   $   845    $    842,507
                                                         -------    ------------
Fenton (City of) (Gravois Bluffs
   Project); Series 2001 A,
   Refunding & Improvement Tax
   Increment RB,
   7.00%, 10/01/11 (a)(c)(d)                               1,015       1,141,144
                                                         -------    ------------
Grandview (City of) Industrial
   Development Authority
   (Grandview Crossing Project 1);
   Series 2006, Tax Increment IDR,
   5.75%, 12/01/28 (a)                                     1,250       1,262,812
                                                         -------    ------------
Grindstone (City of)
   Transportation Development
   District; Series 2006 A,
   Transportation Sales Tax RB,
   5.55%, 10/01/36 (a)                                       500         501,425
                                                         -------    ------------
Grindstone (Plaza) Transportation
   Development District; Series
   2006 A, Transportation Sales
   Tax RB,
   5.50%, 10/01/31 (a)                                       350         351,859
                                                         -------    ------------
Hanley Road & North of Folk Ave. Transportation
   District;
   Series 2005,
   Transportation Sales Tax RB,
   5.40%, 10/01/31(a)                                        750         755,213
                                                         -------    ------------
   5.00%, 10/01/25(a)                                        860         863,087
                                                         -------    ------------
Kansas City (City of) Industrial
   Development Authority (The
   Bishop Spencer Place, Inc.);
   Series 2004 A, First Mortgage
   Health Care Facilities IDR,
   6.25%, 01/01/24 (a)                                       500         523,745
                                                         -------    ------------
Maplewood (City of) (Maplewood South
   Redevelopment Area);
   Series 2005,
   Refunding Tax Increment RB,
   5.20%, 11/01/22(a)                                        470         474,907
                                                         -------    ------------
   5.75%, 11/01/26(a)                                      1,350       1,381,077
                                                         -------    ------------
Raymore (City of);
   Series 2005,
   Tax Increment RB,
   5.63%, 03/01/28(a)                                      1,250       1,266,587
                                                         -------    ------------
   5.38%, 03/01/20(a)                                        500         501,830
                                                         -------    ------------
Richmond Heights (City of)
   (Francis Place Redevelopment
   Project); Series 2005,
   Refunding & Improvement Tax
   Increment & Transportation
   Sales Tax RB,
   5.63%, 11/01/25 (a)                                       750         756,562
                                                         -------    ------------
St. Joseph (City of) Industrial
   Development Authority (The Shoppes at North
   Village Project);
   Series 2005 A,
   Tax Increment IDR,
   5.25%, 11/01/13(a)                                        500         506,550
                                                         -------    ------------
   5.38%, 11/01/24(a)                                        500         502,970
                                                         -------    ------------
   5.50%, 11/01/27(a)                                        750         761,467
                                                         -------    ------------
   Series 2005 B,
   Tax Increment IDR,
   5.38%, 11/01/23(a)                                        500         503,575
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
MISSOURI-(CONTINUED)
   Tax Increment RB,
   5.50%, 11/01/27(a)                                    $ 1,000    $  1,015,290
                                                         -------    ------------
St. Louis Industrial
   Development
   Authority (Confluence Academy
   Project); Series 2007 A, IDR,
   5.35%, 06/15/32 (a)                                       750         746,400
                                                         -------    ------------
Strother Interchange
   Transportation Development
   District (District Road
   Improvement Project); Series
   2006, RB,
   5.00%, 05/01/24 (a)                                       675         674,575
                                                         -------    ------------
                                                                      25,923,796
                                                                    ------------
MONTANA-0.12%
Montana (State of) Facility
   Finance Authority (St. Johns
   Lutheran); Series 2006 A,
   Senior Living RB,
   6.13%, 05/15/36 (a)                                       750         778,200
                                                         -------    ------------
NEVADA-0.26%
Las Vegas Valley Water District;
   Series 2003 A, Refunding &
   Water Improvement Limited Tax GO,
   (INS-Financial Guaranty Insurance Co.)
   5.00%, 06/01/32 (a)(b)                                  1,150       1,178,934
                                                         -------    ------------
University and Community College
   System of Nevada; Series 2002
   A, Universities RB,
   (INS-Financial Guaranty Insurance Co.)
  5.40%, 07/01/31 (a)(b)                                     500         520,520
                                                         -------    ------------
                                                                       1,699,454
                                                                    ------------
NEW HAMPSHIRE-0.42%
New Hampshire (State of) Business
   Finance Authority (Alice Peck
   Day Health System); Series 1999
   A, RB,
   6.88%, 10/01/19 (a)                                     1,050       1,103,161
                                                         -------    ------------
New Hampshire (State of) Health & Education
   Facilities Authority (The Huntington at
   Nashua);
   Series 2003 A,
   RB,
   6.88%, 05/01/23(a)                                        750         811,710
                                                         -------    ------------
   6.88%, 05/01/33(a)                                        750         811,163
                                                         -------    ------------
                                                                       2,726,034
                                                                    ------------
NEW JERSEY-1.89%
New Jersey (State of) Economic
   Development Authority (Arbor);
   Series 1998 A, Senior Mortgage
   RB,
   5.88%, 05/15/16 (a)                                       120         123,116
                                                         -------    ------------
New Jersey (State of) Economic
   Development Authority (Cedar
   Crest Village, Inc. Facility);
   Series 2001 A, Retirement
   Community RB,
   7.25%, 11/15/11 (a)(c)(d)                                 500         565,720
                                                         -------    ------------
New Jersey (State of) Economic Development
   Authority (Continental Airlines, Inc.
   Project);
   Series 1999,
   Special Facility RB,
   6.25%, 09/15/29(a)(h)                                   1,000       1,031,550
                                                         -------    ------------
   Series 2000,
   Special Facility RB,

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
NEW JERSEY-(CONTINUED)
   7.00%, 11/15/30(a)(h)                                 $   565    $    599,075
                                                         -------    ------------
   7.20%, 11/15/30(a)(h)                                     425         454,831
                                                         -------    ------------
   Series 2003,
   Special Facility RB,
   9.00%, 06/01/33(a)(h)                                     500         604,270
                                                         -------    ------------
New Jersey (State of) Economic Development
   Authority (Lions Gate Project);
   Series 2005 A,
   First Mortgage RB,
   5.00%, 01/01/15(a)                                        825         821,428
                                                         -------    ------------
   5.75%, 01/01/25(a)                                        710         725,606
                                                         -------    ------------
   5.88%, 01/01/37(a)                                      1,360       1,394,626
                                                         -------    ------------
New Jersey (State of) Economic Development
   Authority (Seashore Gardens Living Center
   Project);
   Series 2001,
   First Mortgage RB,
   8.00%, 04/01/11(a)(c)(d)                                  800         913,552
                                                         -------    ------------
   8.00%, 04/01/11(a)(c)(d)                                  500         570,970
                                                         -------    ------------
   Series 2006,
   First Mortgage RB,
   5.30%, 11/01/26(a)                                      1,100       1,103,289
                                                         -------    ------------
   5.38%, 11/01/36(a)                                        700         708,715
                                                         -------    ------------
New Jersey (State of) Health Care Facilities
   Financing Authority (Raritan Bay Medical
   Center);
   Series 1994,
   RB,
   7.25%, 07/01/14(a)                                         50          51,508
                                                         -------    ------------
   7.25%, 07/01/27(a)                                      1,750       1,802,762
                                                         -------    ------------
New Jersey (State of)
   Transportation Trust Fund
   Authority; Series 2005 B,
   Transportation System RB,
   (INS-Ambac Assurance Corp.)
   5.25%, 12/15/23 (a)(b)                                    750         819,427
                                                         -------    ------------
                                                                      12,290,445
                                                                    ------------
NEW MEXICO-0.24%
Mariposa East Public Improvement District;
   Series 2006,
   Unlimited Tax GO,
   5.75%, 09/01/21(a)                                        500         514,125
                                                         -------    ------------
   6.00%, 09/01/32(a)                                      1,000       1,031,550
                                                         -------    ------------
                                                                       1,545,675
                                                                    ------------
NEW YORK-3.33%
East Rochester (Village of)
   Housing Authority (Woodland
   Village Project); Series 2006,
   Refunding Senior Living RB,
   5.50%, 08/01/33 (a)                                     1,700       1,731,722
                                                         -------    ------------
Erie (County of) Industrial Development Agency
   (Orchard Park CCRC, Inc. Project);
   Series 2006 A,
   IDR,
   6.00%, 11/15/26(a)                                      1,100       1,162,909
                                                         -------    ------------
   6.00%, 11/15/36(a)                                      2,000       2,108,320
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
NEW YORK-(CONTINUED)
Monroe (County of) Industrial
   Development Agency (Woodland
   Village Project); Series 2000,
   Civic Facility IDR,
   8.55%, 11/15/10 (a)(c)(d)                             $ 1,000    $  1,156,810
                                                         -------    ------------
New York (State of) Dormitory
   Authority (Mount Sinai NYU
   Health Obligated Group); Series
   2000, RB,
   5.50%, 07/01/26 (a)                                       500         506,230
                                                         -------    ------------
New York City (City of)
   Industrial Development Agency
   (Liberty-7 World Trade Center);
   Series 2005 A, IDR,
   6.25%, 03/01/15 (a)                                     3,000       3,154,680
                                                         -------    ------------
New York Liberty Development
   Corp. (Goldman Sachs
   Headquarters Issue); Series
   2005, RB,
   5.25%, 10/01/35 (a)                                     5,000       5,418,900
                                                         -------    ------------
Onondaga (County of) Industrial
   Development Agency (Solvay
   Paperboard LLC Project); Series
   1998, Refunding Solid Waste
   Disposal Facility IDR,
   7.00%, 11/01/30 (a)(h)                                  2,000       2,076,660
                                                         -------    ------------
Orange (County of) Industrial
   Development Agency (Arden Hill
   Life Care Center Newburgh);
   Series 2001 C, Civic Facility
   IDR,
   7.00%, 08/01/31 (a)                                       550         581,768
                                                         -------    ------------
Suffolk (County of) Industrial
   Development Agency (Jefferson's
   Ferry Project); Series 2006,
   Refunding Continuing Care
   Retirement Community IDR,
   5.00%, 11/01/28 (a)                                     1,000       1,006,600
                                                         -------    ------------
Suffolk (County of) Industrial
   Development Agency (Spellman
   High-Voltage Electronics Corp.
   Facility); Series 1997 A, IDR,
   6.38%, 12/01/17 (a)(h)                                    340         342,435
                                                         -------    ------------
Syracuse (City of) Industrial Development
   Agency (Jewish Home of Central New York,
   Inc.);
   Series 2001 A,
   First Mortgage IDR,
   7.38%, 03/01/21(a)                                        350         372,925
                                                         -------    ------------
   7.38%, 03/01/31(a)                                        500         531,215
                                                         -------    ------------
Westchester (County of) Industrial Development
   Agency (Hebrew Hospital Senior Housing Inc.);
   Series 2000 A,
   Continuing Care Retirement IDR,
   7.00%, 07/01/21(a)                                        600         636,702
                                                         -------    ------------
   7.38%, 07/01/30(a)                                        500         533,580
                                                         -------    ------------
Westchester Tobacco Asset
   Securitization Corp.; Series
   2005, Tobacco Settlement
   Asset-Backed RB,
   5.00%, 06/01/26 (a)                                       300         304,092
                                                         -------    ------------
                                                                      21,625,548
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
NORTH CAROLINA-0.88%
North Carolina (State of) Medical
   Care Commission (Arbor Acres
   United Methodist Retirement
   Community, Inc. Project);
   Series 2002, First Mortgage
   Health Care Facilities RB,
   6.38%, 03/01/12 (a)(c)(d)                             $   500    $    546,555
                                                         -------    ------------
North Carolina (State of) Medical
   Care Commission (Forest at Duke
   Project); Series 2002, First
   Mortgage Retirement Facilities
   RB,
   6.38%, 09/01/32 (a)                                       250         264,135
                                                         -------    ------------
North Carolina (State of) Medical
   Care Commission (Forest at Duke
   Project); Series 2007, First
   Mortgage Retirement Facilities
   RB,
   5.13%, 09/01/27 (a)                                     1,000       1,010,590
                                                         -------    ------------
North Carolina (State of) Medical
   Care Commission (Pennybyrn at
   Maryfield Project); Series 2005
   A, First Mortgage Health Care
   Facilities RB,
   6.13%, 10/01/35 (a)                                     1,300       1,366,404
                                                         -------    ------------
North Carolina (State of) Medical
   Care Commission (Presbyterian);
   Series 2006 B, Refunding First
   Mortgage Retirement Facilities
   RB,
   5.20%, 10/01/21 (a)                                     1,500       1,518,120
                                                         -------    ------------
North Carolina (State of) Medical
   Care Commission (The
   Presbyterian Homes Obligated
   Group); Series 2006, First
   Mortgage Health Care Facilities
   RB,
   5.60%, 10/01/36 (a)                                     1,000       1,039,430
                                                         -------    ------------
                                                                       5,745,234
                                                                    ------------
NORTH DAKOTA-1.01%
Burleigh (County of) (Slope
   Lutheran Care Center) Series
   2006, Refunding IDR,
   5.38%, 11/01/28 (a)                                       750         753,945
                                                         -------    ------------
Grand Forks (City of) (4000 Valley Square
   Project);
   Series 1997,
   Special Term Senior Housing RB,
   6.38%, 12/01/07(a)(c)(d)                                  705         711,063
                                                         -------    ------------
   Series 2006,
   Refunding Senior Housing RB,
   5.13%, 12/01/21(a)                                        500         497,460
                                                         -------    ------------
   5.30%, 12/01/34(a)                                      1,605       1,604,920
                                                         -------    ------------
Traill (County of) (Hillsboro Medical Center);
   Series 2007,
   Health Care RB,
   5.25%, 05/01/20(a)                                        500         495,225
                                                         -------    ------------
   5.50%, 05/01/26(a)                                      1,520       1,511,062
                                                         -------    ------------
   5.50%, 05/01/42(a)                                      1,000         978,070
                                                         -------    ------------
                                                                       6,551,745
                                                                    ------------
OHIO-2.33%
Adams (County of) (Adams County Hospital
   Project);
   Series 2005,
   Hospital Facilities Improvement RB,
   5.00%, 09/01/07(a)                                        340         339,857
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
OHIO-(CONTINUED)
   5.25%, 09/01/08(a)                                    $   355    $    354,652
                                                         -------    ------------
   5.50%, 09/01/09(a)                                        375         374,666
                                                         -------    ------------
   5.75%, 09/01/10(a)                                        395         394,929
                                                         -------    ------------
Cleveland (City of)-Cuyahoga (County of) Port
   Authority (St. Clarence-Governmental and
   Educational Assistance Corp., LLC Project);
   Series 2006 A,
   Senior Housing RB,
   6.00%, 05/01/21(a)                                      1,000       1,022,380
                                                         -------    ------------
   6.13%, 05/01/26(a)                                        700         716,590
                                                         -------    ------------
   6.25%, 05/01/38(a)                                      2,710       2,806,368
                                                         -------    ------------
Cleveland (City of)-Cuyahoga
  (County of) Port Authority;
  Series 2001, Special Assessment
  Tax Increment RB,
  7.35%, 12/01/31 (a)                                      1,000       1,092,000
                                                         -------    ------------
Cuyahoga (County of) (Canton Inc.
   Project); Series 2000, Hospital
   Facilities RB,
   7.50%, 01/01/30 (a)                                       750         815,760
                                                         -------    ------------
Franklin (County of) (Ohio Presbyterian
   Retirement Services);
   Series 2001 A,
   Health Care Facilities RB,
   7.13%, 07/01/11(a)(c)(d)                                  500         561,350
                                                         -------    ------------
   Series 2005 A,
   Health Care Facilities Improvement RB,
   5.00%, 07/01/26(a)                                        350         350,914
                                                         -------    ------------
   5.13%, 07/01/35(a)                                      1,250       1,255,275
                                                         -------    ------------
Lucas (County of) (Sunset Retirement
   Communities);
   Series 2000 A,
   Refunding & Improvement Health Care Facilities RB,
   6.50%, 08/15/20(a)                                        500         528,430
                                                         -------    ------------
   6.55%, 08/15/24(a)                                        500         528,250
                                                         -------    ------------
Madison (County of) (Madison
   County Hospital Project);
   Series 1998, Refunding Hospital
   Improvement RB,
   6.25%, 08/01/08 (a)(c)(d)                                 590         597,251
                                                         -------    ------------
Norwood (City of) (Cornerstone at Norwood
   Project);
   Series 2006,
   Tax Increment Financing RB,
   5.25%, 12/01/15(a)                                      1,080       1,068,023
                                                         -------    ------------
   5.75%, 12/01/20(a)                                      1,300       1,305,499
                                                         -------    ------------
Toledo (City of) & Lucas (County of) Port
   Authority (St. Mary Woods Project);
   Series 2004 A,
   RB,
   6.00%, 05/15/24(a)                                        500         504,420
                                                         -------    ------------
   6.00%, 05/15/34(a)                                        500         501,290
                                                         -------    ------------
                                                                      15,117,904
                                                                    ------------
OKLAHOMA-0.65%
Oklahoma (County of) Finance Authority (Epworth
   Villa Project);
   Series 2005 A,
   Refunding RB,
   5.00%, 04/01/15(a)                                      1,025       1,003,208
                                                         -------    ------------
   5.70%, 04/01/25(a)                                      2,500       2,556,100
                                                         -------    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
OKLAHOMA-(CONTINUED)
Oklahoma (State of) Development
   Finance Authority (Comanche
   County Hospital Project);
   Series 2002 B, RB,
   6.60%, 07/01/31 (a)                                   $   625    $    677,544
                                                         -------    ------------
                                                                       4,236,852
                                                                    ------------
OREGON-0.56%
Clackamas (County of) Hospital
   Facility Authority
   (Gross-Willamette Falls
   Project); Series 2005,
   Refunding RB,
   5.13%, 04/01/26 (a)                                     1,000         973,500
                                                         -------    ------------
Clackamas (County of) Hospital
   Facility Authority (Odd Fellows
   Home); Series 1998 A, Refunding
   RB,
   5.88%, 09/15/21 (a)                                       230         226,067
                                                         -------    ------------
Oregon (State of) Health,
   Housing, Educational & Cultural
   Facilities Authority (Oregon
   Baptist Retirement Homes);
   Series 1996, RB,
   8.00%, 11/15/26 (a)                                       735         740,461
                                                         -------    ------------
Yamhill (County of) Hospital
   Authority (Friendsview
   Retirement Community); Series
   2003, RB,
   7.00%, 12/01/21 (a)                                     1,555       1,713,688
                                                         -------    ------------
                                                                       3,653,716
                                                                    ------------
PENNSYLVANIA-4.34%
Allegheny (County of) Hospital
   Development Authority (Villa
   Saint Joseph of Baden); Series
   1998, Health Care Facilities RB,
   6.00%, 08/15/28 (a)                                       500         503,065
                                                         -------    ------------
Allegheny (County of) Industrial
   Development Authority (Propel
   Schools-Homestead Project);
   Series 2004 A, Charter School
   IDR,
   7.00%, 12/15/15 (a)                                       780         826,098
                                                         -------    ------------
Blair (County of) Industrial Development
   Authority (Village of Pennsylvania State
   Project);
   Series 2002 A,
   IDR,
   6.90%, 01/01/22(a)                                        500         521,565
                                                         -------    ------------
   7.00%, 01/01/34(a)                                        500         521,570
                                                         -------    ------------
Bucks (County of) Industrial Development
   Authority (Ann's Choice, Inc. Facility),
   Series 2005 A,
   Retirement Community IDR,
   5.90%, 01/01/27(a)                                      1,000       1,023,000
                                                         -------    ------------
   6.25%, 01/01/35(a)                                      1,000       1,053,940
                                                         -------    ------------
Chartiers Valley Industrial & Commercial
   Development Authority (Asbury Health Center);
   Series 1999,
   Refunding First Mortgage IDR,
   6.38%, 12/01/19(a)                                      1,000       1,035,710
                                                         -------    ------------
   Series 2006,
   Refunding First Mortgage IDR,
   5.13%, 12/01/12(a)                                        500         496,875
                                                         -------    ------------
   5.25%, 12/01/13(a)                                        500         499,600
                                                         -------    ------------
   5.25%, 12/01/15(a)                                        260         259,324
                                                         -------    ------------
   5.38%, 12/01/16(a)                                        500         500,710
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
PENNSYLVANIA-(CONTINUED)
   5.75%, 12/01/22(a)                                    $   935    $    961,657
                                                         -------    ------------
Crawford (County of) Hospital
   Authority (Wesbury United
   Methodist Community); Series
   1999, Senior Living Facilities
   RB,
   6.25%, 08/15/29 (a)                                       750         769,200
                                                         -------    ------------
Cumberland (County of) Municipal Authority
   (Wesley Affiliated Services, Inc.);
   Series 2002 A,
   Retirement Community RB,
   6.00%, 01/01/08(a)(c)(d)                                  705         712,424
                                                         -------    ------------
   7.13%, 01/01/13(a)(c)(d)                                  700         798,980
                                                         -------    ------------
Fulton (County of) Industrial
   Development Authority (The
   Fulton County Medical Center
   Project); Series 2006, Hospital
   IDR,
   5.88%, 07/01/31 (a)                                     1,500       1,540,065
                                                         -------    ------------
Harrisburg (City of) Authority (Harrisburg
   University of Science);
   Series 2007 A,
   RB,
   5.40%, 09/01/16(a)                                      1,000       1,004,590
                                                         -------    ------------
   Series 2007 B,
   RB,
   6.00%, 09/01/36(a)                                      1,225       1,263,930
                                                         -------    ------------
Lancaster (County of) Hospital
   Authority (Saint Anne's Home);
   Series 1999, Health Center RB,
   6.63%, 04/01/28 (a)                                       500         512,790
                                                         -------    ------------
Lancaster (County of) Industrial Development
   Authority (Garden Spot Village Project);
   Series 2000 A,
   IDR,
   7.60%, 05/01/10(a)(c)(d)                                  250         276,177
                                                         -------    ------------
   7.63%, 05/01/10(a)(c)(d)                                  500         552,685
                                                         -------    ------------
Lawrence (County of) Industrial
   Development Authority (Shenango
   Presbyterian Senior Care
   Obligated Group); Series 2001
   B, Senior Health & Housing
   Facilities IDR,
   7.50%, 11/15/31 (a)                                     1,000       1,072,140
                                                         -------    ------------
Lebanon (County of) Health
   Facilities Authority (Pleasant
   View Retirement); Series 2005
   A, Health Center RB,
   5.30%, 12/15/26 (a)                                     1,000       1,001,380
                                                         -------    ------------
Lehigh (County of) General Purpose Authority
   (Bible Fellowship Church Home Inc.);
   Series 2001,
   First Mortgage RB,
   7.63%, 11/01/21(a)                                        250         273,970
                                                         -------    ------------
   7.75%, 11/01/33(a)                                        750         822,345
                                                         -------    ------------
Montgomery (County of) Higher
   Education & Health Authority
   (Philadelphia Geriatric
   Center); Series 1999 A, RB,
   7.38%, 12/01/09 (a)(c)(d)                               1,340       1,460,051
                                                         -------    ------------
Montgomery (County of) Higher Education &
   Health Authority (Temple Continuing Care
   Center);
   Series 1999,
   RB,
   6.63%, 07/01/19(a)(f)(g)                                1,250          40,250
                                                         -------    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
PENNSYLVANIA-(CONTINUED)
   6.75%, 07/01/29(a)(f)(g)                              $   460    $     14,812
                                                         -------    ------------
Montgomery (County of) Industrial
   Development Authority
   (Whitemarsh Continuing Care
   Retirement Community Project);
   Series 2005, Mortgage IDR,
   6.25%, 02/01/35 (a)                                     1,000       1,051,660
                                                         -------    ------------
North Penn (Region of) Health,
   Hospital & Education Authority
   (Maple Village Project); Series
   2000 A, Hospital RB,
   8.00%, 04/01/10 (a)(c)(d)                                 300         329,712
                                                         -------    ------------
Pennsylvania (State of) Economic
   Development Financing Authority
   (Northwestern Human Services,
   Inc. Project); Series 1998 A,
   RB,
   5.25%, 06/01/14 (a)                                     1,000       1,000,040
                                                         -------    ------------
Pennsylvania (State of) Higher Educational
   Facilities Authority (Student Association,
   Inc. Project at California University of
   Pennsylvania);
   Series 2000 A,
   Student Housing RB,
   6.75%, 09/01/20(a)                                        500         538,180
                                                         -------    ------------
   6.75%, 09/01/32(a)                                        320         343,360
                                                         -------    ------------
Philadelphia (City of) Industrial
   Development Authority
   (Cathedral Village Project);
   Series 2003 A, IDR,
   6.88%, 04/01/34 (a)                                       500         551,680
                                                         -------    ------------
Philadelphia (City of) Industrial Development
   Authority (Russell Byers Charter School);
   Series 2007 A,
   RB,
   5.15%, 05/01/27(a)                                      1,000         999,930
                                                         -------    ------------
   5.25%, 05/01/37(a)                                      1,000       1,000,680
                                                         -------    ------------
Westmoreland (County of) Industrial Development
   Authority (Redstone Presbyterian Senior Care
   Obligated Group);
   Series 2005 A,
   IDR,
   5.25%, 01/01/13(a)                                        500         505,950
                                                         -------    ------------
   5.75%, 01/01/26(a)                                      1,000       1,046,510
                                                         -------    ------------
   5.88%, 01/01/32(a)                                        500         525,415
                                                         -------    ------------
                                                                      28,212,020
                                                                    ------------
PUERTO RICO-1.28%
Puerto Rico (Commonwealth of);
   Series 2007, Commercial Paper
   VRD Notes,
   4.35%, 10/11/07 (j)(k)                                  8,330       8,330,000
                                                         -------    ------------
RHODE ISLAND-0.04%
Tobacco Settlement Financing
   Corp.; Series 2002 A,
   Asset-Backed RB,
   6.13%, 06/01/32 (a)                                       240         254,278
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
SOUTH CAROLINA-1.78%
South Carolina (State of) Jobs-Economic
   Development Authority (Lutheran Homes);
   Series 2007,
   Refunding First Mortgage RB,
   5.00%, 05/01/14(a)                                    $ 1,035    $  1,026,834
                                                         -------    ------------
   5.38%, 05/01/21(a)                                      1,500       1,489,485
                                                         -------    ------------
   5.50%, 05/01/28(a)                                      1,100       1,094,511
                                                         -------    ------------
South Carolina (State of)
   Jobs-Economic Development
   Authority (Palmetto Health
   Alliance); Series 2000 A,
   Hospital Facilities Improvement
   RB,
   7.38%, 12/15/10 (a)(c)(d)                                 800         899,736
                                                         -------    ------------
South Carolina (State of)
   Jobs-Economic Development
   Authority (Palmetto Health
   Alliance); Series 2003 A,
   Refunding Hospital Facilities
   RB,
   6.13%, 08/01/23 (a)                                     1,500       1,592,205
                                                         -------    ------------
South Carolina (State of) Jobs-Economic
   Development Authority (South Carolina
   Episcopal Home at Still Hopes Project);
   Series 2004 A,
   Residential Care Facilities RB,
   6.25%, 05/15/25(a)                                        750         768,428
                                                         -------    ------------
   6.38%, 05/15/32(a)                                      1,250       1,304,212
                                                         -------    ------------
South Carolina (State of) Jobs-Economic
   Development Authority (Wesley Commons
   Project);
   Series 2000,
   First Mortgage Health Facilities RB,
   7.75%, 10/01/10(a)(c)(d)                                  700         791,742
                                                         -------    ------------
   8.00%, 10/01/10(a)(c)(d)                                  300         341,388
                                                         -------    ------------
   Series 2006,
   First Mortgage Health Facilities RB,
   5.13%, 10/01/26(a)                                      1,000       1,001,010
                                                         -------    ------------
Tobacco Settlement Revenue
   Management Authority; Series
   2001 B, Tobacco Settlement RB,
   6.38%, 05/15/28 (a)                                     1,170       1,242,201
                                                         -------    ------------
                                                                      11,551,752
                                                                    ------------
SOUTH DAKOTA-0.44%
Minnehaha (County of) (Bethany Lutheran);
   Series 2007,
   Refunding Health Facilities RB,
   5.38%, 12/01/27(a)                                        250         249,528
                                                         -------    ------------
   5.50%, 12/01/35(a)                                        500         500,760
                                                         -------    ------------
South Dakota (State of) Health & Educational
   Facilities Authority (Westhills Village
   Retirement Community);
   Series 2003,
   RB,
   5.65%, 09/01/23(a)                                        500         518,610
                                                         -------    ------------
   Series 2006,
   RB,
   5.00%, 09/01/25(a)                                        750         754,432
                                                         -------    ------------
   5.00%, 09/01/31(a)                                        830         832,913
                                                         -------    ------------
                                                                       2,856,243
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
TENNESSEE-0.86%
Blount (County of) Health &
   Educational Facilities Board
   (Asbury Inc.); Series 2007 A,
   Refunding RB,
   5.13%, 04/01/23 (a)                                   $ 1,690    $  1,679,759
                                                         -------    ------------
Harpeth Valley Utilities District
   of Davidson and Williamson
   Counties Series 2004, Utilities
   Improvement RB,
   (INS-MBIA Insurance Corp.)
   5.00%, 09/01/34 (a)(b)                                  1,000       1,030,240
                                                         -------    ------------
Johnson City (City of) Health & Educational
   Facilities Board (Appalachian Christian
   Village Project);
   Series 2004 A,
   Retirement Facilities RB,
   6.00%, 02/15/24(a)                                        500         504,500
                                                         -------    ------------
   6.25%, 02/15/32(a)                                        350         364,388
                                                         -------    ------------
Shelby (County of) Health, Educational &
   Housing Facilities Board (Trezevant Manor
   Project);
   Series 2006 A,
   RB,
   5.63%, 09/01/26(a)                                      1,000       1,016,240
                                                         -------    ------------
   5.75%, 09/01/37(a)                                      1,000       1,019,170
                                                         -------    ------------
                                                                       5,614,297
                                                                    ------------
TEXAS-8.84%
Abilene (City of) Health
   Facilities Development Corp.
   (Sears Methodist Retirement
   System Obligated Group Report);
   Series 2003 A, Retirement
   Facility RB,
   7.00%, 11/15/33 (a)                                     1,000       1,097,160
                                                         -------    ------------
Arlington (City of) (Dallas
   Cowboys Complex); Series 2005
   B, Special Obligation VRD RB,
   (INS-MBIA Insurance Corp.)
   3.80%, 08/15/35 (b)(d)(j)(k)                            3,185       3,185,000
                                                         -------    ------------
Atlanta (City of) Hospital
   Authority; Series 1999,
   Hospital Facility RB,
   6.70%, 08/01/19 (a)                                       500         520,565
                                                         -------    ------------
Bexar (County of) Health
   Facilities Development Corp.
   (Army Retirement Residence
   Project); Series 2002, RB,
   6.30%, 07/01/12 (a)(c)(d)                                 500         552,305
                                                         -------    ------------
Bexar (County of) Housing Finance
   Corp. (American Opportunity
   Housing); Series 2002 A-1, Sr.
   Multi-Family Housing RB,
   6.85%, 12/01/23 (a)                                       750         803,483
                                                         -------    ------------
Board of Regents of the University of Texas
   System;
   Series 2001 C,
   Financing System RB,
   5.00%, 08/15/11(a)(c)(d)                                1,000       1,039,060
                                                         -------    ------------
   Series 2003 B,
   Financing System RB,
   5.00%, 08/15/33(a)                                      1,500       1,533,975
                                                         -------    ------------
Brazoria (County of) Brazos River
   Harbor Navigation District (Dow
   Chemical Co. Project); Series
   2002 B-2, Refunding
   Environmental Facilities RB,
   4.95%, 05/15/33 (a)                                     1,000         991,290
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
TEXAS-(CONTINUED)
Comal (County of) Health
   Facilities Development Corp.
   (McKenna Memorial Hospital
   Project); Series 2002 A,
   Healthcare System RB,
   6.25%, 02/01/32 (a)                                   $ 1,000    $  1,078,720
                                                         -------    ------------
Corpus Christi (Port of)
   Industrial Development Corp.
   (Valero); Series 1997 C,
   Refunding IDR,
   5.40%, 04/01/18 (a)                                       605         623,277
                                                         -------    ------------
Dallas-Fort Worth International
   Airport Facility Improvement
   Corp.; Series 2000 A-3,
   Refunding RB,
   9.13%, 05/01/29 (a)(h)                                    500         611,805
                                                         -------    ------------
Decatur (City of) Hospital Authority (Wise
   Regional Health System);
   Series 2004 A,
   Hospital RB,
   5.63%, 09/01/13(a)                                      1,735       1,759,932
                                                         -------    ------------
   7.00%, 09/01/25(a)                                        825         896,428
                                                         -------    ------------
   7.13%, 09/01/34(a)                                        905         986,902
                                                         -------    ------------
Gulf Coast Waste Disposal
   Authority (Valero Energy Corp.
   Project); Series 2001, RB,
   6.65%, 04/01/32 (a)(h)                                    900         969,264
                                                         -------    ------------
Harris (County of) Health
   Facilities Development Corp.
   (Memorial Hermann Health Care);
   Series 2001 A, Hospital RB,
   6.38%, 06/01/11 (a)(c)(d)                                 500         546,235
                                                         -------    ------------
Harris (County of) Health
   Facilities Development Corp.
   (Saint Luke's Episcopal
   Hospital); Series 2001 A, RB,
   5.63%, 08/15/11 (a)(c)(d)                                 750         796,328
                                                         -------    ------------
Harris (County of); Series 2002,
   Refunding Limited Tax GO,
   5.13%, 08/15/12 (a)(c)(d)                                 370         388,356
                                                         -------    ------------
Harris (County of);
   Series 2007 A-1,
   Commercial Paper VRD Unlimited Tax GO,
   3.70%, 08/08/07(j)(k)                                   2,000       2,000,000
                                                         -------    ------------
   3.70%, 08/08/07(j)(k)                                  10,000      10,000,000
                                                         -------    ------------
   Series 2007 E,
   Commercial Paper VRD Notes,
   3.72%, 08/09/07(j)(k)                                   3,000       3,000,000
                                                         -------    ------------
HFDC of Central Texas, Inc.
   (Villa de San Antonio Project);
   Series 2004 A, RB,
   6.00%, 05/15/25 (a)                                       500         507,660
                                                         -------    ------------
HFDC of Central Texas, Inc.;
   Series 2006 A,
   Retirement Facilities RB,
   5.63%, 11/01/26(a)                                        750         770,888
                                                         -------    ------------
   5.50%, 11/01/31(a)                                        500         502,830
                                                         -------    ------------
   5.75%, 11/01/36(a)                                      1,000       1,029,540
                                                         -------    ------------
Hidalgo (County of) Health Services Corp.
   (Mission Hospital, Inc. Project);
   Series 2005,
   Hospital RB,
   5.00%, 08/15/15(a)                                        500         501,930
                                                         -------    ------------
   5.00%, 08/15/19(a)                                        700         700,350
                                                         -------    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
TEXAS-(CONTINUED)
Houston (City of) (Continental
   Airlines, Inc. Terminal E
   Project); Series 2001 E,
   Airport System Special
   Facilities RB,
   6.75%, 07/01/29 (a)(h)                                $   500    $    531,060
                                                         -------    ------------
Houston (City of) Health Facilities Development
   Corp. (Buckingham Senior Living Community);
   Series 2004 A,
   Retirement Facilities RB,
   7.00%, 02/15/23(a)                                        300         328,176
                                                         -------    ------------
   7.00%, 02/15/26(a)                                        750         818,692
                                                         -------    ------------
   7.13%, 02/15/34(a)                                        450         492,656
                                                         -------    ------------
Meadow Parc Development, Inc.
   (Meadow Parc Apartments
   Project); Series 1998,
   Multi-Family Housing RB,
   6.50%, 12/01/30 (a)                                     1,200       1,214,904
                                                         -------    ------------
Mesquite (City of) Health
   Facilities Development Corp.
   (Christian Care Centers, Inc.
   Project); Series 2005, RB,
   5.63%, 02/15/35 (a)                                     1,000       1,040,540
                                                         -------    ------------
Midlothian Development Authority;
   Series 1999,
   Tax Increment Contract RB,
   6.70%, 11/15/07(a)(c)(d)                                  700         720,426
                                                         -------    ------------
   Series 2001,
   Tax Increment Contract RB,
   7.88%, 05/15/11(a)(c)(d)                                1,000       1,142,750
                                                         -------    ------------
   Series 2004,
   Tax Increment Contract RB,
   6.20%, 11/15/29 (Acquired
      12/02/04; Cost $1,000,000)(a)(e)                     1,000       1,062,340
                                                         -------    ------------
San Leanna (City of) Educational Facilities
   Corp. (Saint Edwards University Project);
   Series 2007,
   Higher Education RB,
   5.13%, 06/01/25(a)                                      1,000       1,011,180
                                                         -------    ------------
   5.13%, 06/01/26(a)                                      1,675       1,692,420
                                                         -------    ------------
   5.13%, 06/01/36(a)                                      2,100       2,112,054
                                                         -------    ------------
Tarrant (County of) Cultural Education
   Facilities Finance Corp. (Northwest Senior
   Housing Corp.-Edgemere Project);
   Series 2006 A,
   Retirement Facility RB,
   6.00%, 11/15/26(a)                                        700         745,374
                                                         -------    ------------
   6.00%, 11/15/36(a)                                      2,000       2,120,160
                                                         -------    ------------
Texas (State of) Public Finance
   Authority (School Excellence
   Education Project); Series 2004
   A, Charter School Finance Corp.
   RB,
   7.00%, 12/01/34 (Acquired
      12/02/04; Cost $987,580) (a)(e)                      1,000       1,098,970
                                                         -------    ------------
Travis (County of) Health Facilities
   Development Corp. (Querencia Barton Creek
   Project);
   Series 2005,
   Retirement Facilities RB,
   5.50%, 11/15/25(a)                                      1,650       1,675,327
                                                         -------    ------------
   5.65%, 11/15/35(a)                                      1,250       1,277,512
                                                         -------    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
TEXAS-(CONTINUED)
Woodhill Public Facility Corp.
   (Woodhill Apartments Project);
   Series 1999, Multi-Family
   Housing RB,
   7.50%, 12/01/29 (a)                                   $ 1,000    $    975,070
                                                         -------    ------------
                                                                      57,452,894
                                                                    ------------
UTAH-1.22%
Provo (City of) (Freedom Academy
   Foundation); Series 2007,
   Charter School RB,
   5.50%, 06/15/37 (a)                                     1,450       1,415,649
                                                         -------    ------------
Spanish Fork (City of) (American
   Leadership Academy); Series
   2006, Charter School RB,
   5.70%, 11/15/36 (a)                                     1,400       1,421,126
                                                         -------    ------------
Utah (County of) (Lakeview
   Academy); Series 2007 A,
   Charter School RB,
   5.63%, 07/15/37 (a)                                     1,200       1,195,644
                                                         -------    ------------
Utah (County of) (Renaissance Academy);
   Series 2007 A,
   Charter School RB,
   5.35%, 07/15/17(a)                                        500         496,345
                                                         -------    ------------
   5.63%, 07/15/37(a)                                      1,350       1,345,100
                                                         -------    ------------
West Valley (City of) (Monticello
   Academy); Series 2007,
   Refunding Charter School RB,
   6.38%, 06/01/37 (Acquired
      04/20/07; Cost $2,050,700)
      (a)(e)                                               2,000       2,031,680
                                                         -------    ------------
                                                                       7,905,544
                                                                    ------------
VIRGINIA-3.39%
Chesterfield (County of) Health
   Center Commission (Lucy Corr
   Village); Series 2005,
   Refunding Mortgage RB,
   5.38%, 12/01/28 (a)                                     2,250       2,251,395
                                                         -------    ------------
Fairfax (County of) Economic Development
   Authority (Goodwin House Inc.);
   Series 2007,
   Residential Care Facilities Mortgage RB,
   5.00%, 10/01/27(a)                                      1,000       1,001,510
                                                         -------    ------------
   5.13%, 10/01/37(a)                                      1,250       1,254,350
                                                         -------    ------------
Henrico (County of) Economic
   Development Authority (Virginia
   United Methodist Homes); Series
   2002 A, Refunding Residential
   Care Facility RB,
   6.50%, 06/01/22 (a)                                       750         796,500
                                                         -------    ------------
James City (County of) Economic
   Development Authority
   (Williamsburg Lodging); Series
   2005 A, First Mortgage
   Residential Care Facilities RB,
   5.50%, 09/01/34 (a)                                       750         770,850
                                                         -------    ------------
Lexington (City of) Industrial Development
   Authority (Kendal at Lexington);
   Series 2007 A,
   Residential Care Facilities Mortgage RB,
   5.25%, 01/01/21(a)                                        895         889,012
                                                         -------    ------------
   5.38%, 01/01/22(a)                                        780         783,167
                                                         -------    ------------
   5.38%, 01/01/23(a)                                        425         425,468
                                                         -------    ------------
   5.38%, 01/01/28(a)                                        750         747,690
                                                         -------    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
VIRGINIA-(CONTINUED)
   5.50%, 01/01/37(a)                                    $ 1,300    $  1,300,000
                                                         -------    ------------
Lynchburg (City of) Industrial
   Development Authority (The
   Summit); Series 2002 A,
   Residential Care Facility
   Mortgage IDR,
   6.25%, 01/01/28 (a)                                       500         513,985
                                                         -------    ------------
Norfolk Redevelopment & Housing Authority (Fort
   Norfolk Retirement Community, Inc.-Harbor's
   Edge Project);
   Series 2004 A,
   First Mortgage Retirement Community RB,
   6.00%, 01/01/25(a)                                        500         521,840
                                                         -------    ------------
   6.13%, 01/01/35(a)                                      1,100       1,150,611
                                                         -------    ------------
Peninsula Ports Authority (Virginia Baptist
   Homes);
   Series 2003 A,
   Residential Care Facility RB,
   7.38%, 12/01/13(a)(c)(d)                                  500         590,475
                                                         -------    ------------
   Series 2006 C,
   Refunding Residential Care Facility RB,
   5.38%, 12/01/26(a)                                      1,000       1,007,300
                                                         -------    ------------
   5.40%, 12/01/33(a)                                      1,000       1,008,030
                                                         -------    ------------
Reynolds Crossing Community
   Development Authority (Reynolds
   Crossing Project); Series 2007,
   Special Assessment RB,
   5.10%, 03/01/21 (a)                                     1,500       1,503,570
                                                         -------    ------------
The Farms of New Kent Community Development
   Authority;
   Series 2006 A,
   Special Assessment RB,
   5.13%, 03/01/36(a)                                      1,500       1,500,975
                                                         -------    ------------
   Series 2006 B,
   Special Assessment RB,
   5.45%, 03/01/36(a)                                      1,000         997,760
                                                         -------    ------------
Tobacco Settlement Financing Corp.;
   Series 2005,
   Asset-Backed RB,
   5.50%, 06/01/26(a)                                        500         539,240
                                                         -------    ------------
   5.63%, 06/01/37(a)                                      2,250       2,473,222
                                                         -------    ------------
                                                                      22,026,950
                                                                    ------------
WASHINGTON-2.15%
Lake Tapps Parkway Properties;
   Series 1999 A, Special Revenue
   VRD RB,
   (LOC-U.S. Bank, N.A.)
   3.80%, 12/01/19 (i)(j)(k)                                 813         813,000
                                                         -------    ------------
Skagit (County of) Public
   Hospital District No. 1 (Skagit
   Valley Hospital); Series 2005,
   RB,
   5.50%, 12/01/30 (a)                                       750         776,483
                                                         -------    ------------
Washington (State of) Health Care
   Facilities Authority (Swedish
   Health Services); Series 2006,
   VRD RB,
   (LOC-Citibank N.A.)
   3.83%, 11/15/26 (Acquired
   06/05/07; Cost $12,400,000)
   (e)(i)(j)(k)                                           12,400      12,400,000
                                                         -------    ------------
                                                                      13,989,483
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
WISCONSIN-3.50%
Badger Tobacco Asset
   Securitization Corp.; Series
   2002, Tobacco Settlement
   Asset-Backed RB,
   6.13%, 06/01/27 (a)                                   $ 2,055    $  2,167,141
                                                         -------    ------------
Milwaukee (City of) Redevelopment Authority
   (Academy of Learning);
   Series 2007 A,
   Redevelopment Education RB,
   5.50%, 08/01/22(a)                                        300         296,202
                                                         -------    ------------
   5.65%, 08/01/37(a)                                      1,540       1,518,640
                                                         -------    ------------
Milwaukee (City of) Redevelopment Authority
   (Milwaukee Science Education Consortium, Inc.
   Project);
   Series 2005 A,
   RB,
   5.63%, 08/01/25(a)                                      2,000       2,025,860
                                                         -------    ------------
   5.75%, 08/01/35(a)                                      1,815       1,838,668
                                                         -------    ------------
Waukesha (City of) Redevelopment Authority
   (Kirkland Crossings Project);
   Series 2006,
   Refunding Sr. Housing RB,
   5.50%, 07/01/31(a)                                      1,460       1,467,577
                                                         -------    ------------
   5.60%, 07/01/41(a)                                      1,000       1,007,940
                                                         -------    ------------
Wisconsin (State of) Health & Educational
   Facilities Authority (Beaver Dam Community
   Hospitals, Inc. Project);
   Series 2004 A,
   RB,
   6.50%, 08/15/26(a)                                        250         269,750
                                                         -------    ------------
   6.75%, 08/15/34(a)                                        950       1,028,527
                                                         -------    ------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Community Memorial
   Hospital, Inc. Project); Series
   2003, RB,
   7.13%, 01/15/22 (a)                                     1,085       1,165,735
                                                         -------    ------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Community
   Rehabilitation Providers
   Facilities Acquisition
   Program); Series 1998, RB,
   6.88%, 12/01/23 (a)                                       200         207,164
                                                         -------    ------------
Wisconsin (State of) Health & Educational
   Facilities Authority (Eastcastle Place, Inc.
   Project);
   Series 2004,
   RB,
   6.00%, 12/01/24(a)                                        500         513,415
                                                         -------    ------------
   6.13%, 12/01/34(a)                                      1,000       1,023,010
                                                         -------    ------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (FH Healthcare
   Development Inc. Project);
   Series 1999, RB,
   6.25%, 11/15/20 (a)(c)(d)                               1,250       1,326,987
                                                         -------    ------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (New Castle Place
   Project); Series 2001 A, RB,
   7.00%, 12/01/31 (a)                                       250         259,308
                                                         -------    ------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Oakwood Village
   Project); Series 2000 A, RB,
   7.63%, 08/15/30 (a)(c)                                  1,000       1,076,070
                                                         -------    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)         VALUE
                                                        ---------   ------------
WISCONSIN-(CONTINUED)
Wisconsin (State of) Health & Educational
   Facilities Authority (Tomah Memorial
   Hospital, Inc. Project);
   Series 2003,
   RB,
   6.00%, 07/01/15(a)                                    $   100    $    103,925
                                                         -------    ------------
   6.13%, 07/01/16(a)                                        150         156,435
                                                         -------    ------------
   6.63%, 07/01/28(a)                                        750         786,803
                                                         -------    ------------
Wisconsin (State of) Health & Educational
   Facilities Authority (Wisconsin Illinois
   Senior Housing, Inc.);
   Series 2006,
   Refunding RB,
   5.50%, 08/01/16(a)                                      2,020       2,039,352
                                                         -------    ------------
   5.80%, 08/01/29(a)                                      2,400       2,448,144
                                                         -------    ------------
                                                                      22,726,653
                                                                    ------------
WYOMING-0.08%
Teton (County of) Hospital
   District (Saint John's Medical
   Center); Series 2002, Hospital
   RB,
   6.75%, 12/01/22 (a)                                       500         530,655
                                                         -------    ------------
TOTAL INVESTMENTS-103.84%
   (Cost $660,047,853)                                               674,658,028
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(3.84)%                                (24,957,971)
                                                                    ------------
NET ASSETS-100.00%                                                  $649,700,057
                                                                    ============

Investment Abbreviations:

CEP -- Credit Enhancement Provider
COP -- Certificates of Participation
GO  -- General Obligation Bonds
IDR -- Industrial Development Revenue Bonds
INS -- Insurer
LOC -- Letter of Credit
PCR -- Pollution Control Revenue Bonds
RB  -- Revenue Bonds
Sr. -- Senior
VRD -- Variable Rate Demand

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2007 was $616,958,028, which represented 94.96% of the Fund's Net Assets. See
     Note 1A.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $32,910,882, which represented 5.07% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2007 was $920,402, which represented 0.14% of the Fund's Net Assets.

(g) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate value of these securities at June 30, 2007 was $905,590, which represented 0.14% of the Fund's Net Assets.

(h)  Security subject to the alternative minimum tax.

(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is rate in effect on June 30, 2007.

(k)  Security is considered a cash equivalent.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH INCOME MUNICIPAL FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor

AIM HIGH INCOME MUNICIPAL FUND

     organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. LOWER-RATED SECURITIES - The Fund may invest 100% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

E. RISKS INVOLVED IN INVESTING IN THE FUND - Tax-Free - Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2007 was $95,887,658 and $5,738,870, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $17,933,900
Aggregate unrealized (depreciation) of investment securities    (3,322,496)
                                                               -----------
Net unrealized appreciation of investment securities           $14,611,404
                                                               ===========

Cost of investments for tax purposes is $660,046,624.

                            AIM TAX-EXEMPT CASH FUND
            Quarterly Schedule of Portfolio Holdings - June 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.COM               TEC-QTR-1 6/07             A I M Advisors, Inc.

AIM TAX-EXEMPT CASH FUND

SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
MUNICIPAL OBLIGATIONS-101.33%
ALABAMA-5.55%
Oxford (City of); Series 2003,
   Unlimited Tax VRD GO Wts.
   (LOC-Branch Banking & Trust Co.)
   3.85%, 07/01/15 (b)(c)                 --    VMIG-1   $   2,765   $ 2,765,000
                                                         ---------   -----------
COLORADO-2.81%
Arvada (City of);
   Series 2001, Water Enterprise
   VRD RB (INS-Financial
   Securities Assurance Inc.)
   3.90%, 11/01/20 (c)(d)               A-1+        --         700       700,000
                                                         ---------   -----------
Concord (Metropolitan
   District of); Series
   2004, Refunding & Improvement
   Unlimited Tax VRD GO
   (LOC-Wells Fargo Bank, N.A.)
   3.75%, 12/01/29 (b)(c)               A-1+        --         700       700,000
                                                         ---------   -----------
                                                                       1,400,000
                                                                     -----------
DISTRICT OF COLUMBIA-3.90%
District of Columbia
   (Resources for the
   Future Inc.); Series
   1998, VRD RB (LOC-Citibank N.A.)
   (Acquired 01/03/06;
   Cost $1,945,000)
   3.75%, 08/01/29 (b)(c)(e)(f)           --        --       1,945     1,945,000
                                                         ---------   -----------
FLORIDA-3.21%
Florida (State of)
   Local Government Finance
   Commission (Pooled Financing
   Program); Series
   1994 A, Commercial Paper Notes
   (LOC-Wachovia Bank, N.A.)
   3.73%, 08/14/07 (b)                    --       P-1         750       750,000
                                                         ---------   -----------
JEA Water and Sewer
   System; Series 2002
   B, RB (INS-Financial Security
   Assurance Inc.)
   5.25%, 10/01/07 (d)                   AAA       Aaa         250       251,018
                                                         ---------   -----------

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
FLORIDA-(CONTINUED)
   Seminole (County of)
   Industrial Development
   Authority (Florida Living
   Nursing Center, Inc.);
   Series 1991, Multi-Modal Health
   Facilities VRD IDR (LOC-Bank of
   America, N.A.)
   3.93%, 02/01/11 (b)(c)                 --    VMIG-1   $     600   $   600,000
                                                         ---------   -----------
                                                                       1,601,018
                                                                     -----------
GEORGIA-5.21%
Atlanta (City of)
   Water & Wastewater Revenue;
   Series 2006-1, Commercial
   Paper Notes (Multi LOC's-Bank of
   America, N.A., Dexia Bank S.A.,
   Lloyds Bank, JPMorgan Chase
   Bank, N.A.)
   3.66%, 11/02/07 (b)(g)               A-1+       P-1         300       300,000
                                                         ---------   -----------
Floyd (County of)
   Development Authority (Shorter
   College Project); Series 1998,
   VRD RB (LOC-SunTrust Bank)
   3.78%, 06/01/17 (b)(c)               A-1+        --       1,100     1,100,000
                                                         ---------   -----------
Tallapoosa (City of)
   Development Authority (U.S. Can
   Co. Project); Series 1994,
   Refunding VRD IDR (LOC-Deutsche
   Bank A.G.)
   4.10%, 02/01/15 (b)(c)(g)             A-1        --       1,200     1,200,000
                                                         ---------   -----------
                                                                       2,600,000
                                                                     -----------
IDAHO-1.60%
Custer (County of)
   Pollution Control (Amoco Oil
   Co.-Standard Oil Industry
   Project); Series 1983, VRD PCR
   3.65%, 10/01/09 (c)(g)               A-1+        --         800       800,000
                                                         ---------   -----------
ILLINOIS-11.25%
Chicago (City of); Series 1997,
   Water Revenue Bonds
   5.25%, 11/01/07 (h)(i)               AAA        Aaa         250       256,057
                                                         ---------   -----------

AIM TAX-EXEMPT CASH FUND

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
ILLINOIS-(CONTINUED)
Cook (County of)
   Community College
   District No. 524 -
   Moraine Valley
   Community College;
   Series 2007 A,
   Unlimited Tax GO
   5.00%, 12/01/07                        --       Aa1   $     500   $   502,838
                                                         ---------   -----------
Illinois (State of)
   Development Finance Authority
   (Countryside Montessori Schools,
   Inc. Project);
   Series 1997, VRD IDR
   (LOC-LaSalle Bank, N.A.)
   (Acquired 02/09/07;
   Cost $650,000)
   3.82%, 06/01/17 (b)(c)(f)             A-1        --         650       650,000
                                                         ---------   -----------
Illinois (State of)
   Development Finance
   Authority (Institute
   of Gas Technology
   Project); Series
   1999, VRD IDR
   (LOC-Harris N.A.)
   3.80%, 09/01/24 (b)(c)               A-1+        --       1,900     1,900,000
                                                         ---------   -----------
Illinois (State of)
   Educational Facilities
   Authority (Lake County Family
   YMCA); Series 2000,
   VRD RB (LOC-Harris N.A.)
   3.83%, 11/01/30 (b)(c)               A-1+        --       1,300     1,300,000
                                                         ---------   -----------
Naperville (City of)
   (DuPage Children's
   Museum Project);
   Series 2000, VRD RB
   (LOC-JPMorgan Chase Bank, N.A.)
   3.83%, 06/01/30 (b)(c)                 --    VMIG-1       1,000     1,000,000
                                                         ---------   -----------
                                                                       5,608,895
                                                                     -----------
INDIANA-4.62%
Fort Wayne (City of)
   (Health Quest Realty
   X Issue); Series
   1993 A, Indiana
   Health Care Facilities Refunding
   VRD RB, (CEP-Federal Housing
   Administration)
   3.90%, 08/01/13 (c)                    --    VMIG-1         655       655,000
                                                         ---------   -----------
Indiana (State of)
   Bond Bank; Series
   2007 A, Advance
   Funding Program RN
   4.25%, 01/31/08                     SP-1+        --         750       751,875
                                                         ---------   -----------
Indiana (State of)
   Health Facility
   Financing Authority
   (Stone Belt Arc,
   Inc. Project);
   Series 2005, VRD RB
   (LOC-JPMorgan Chase Bank, N.A.)
   4.10%, 02/01/25 (b)(c)                 --    VMIG-1         895       895,000
                                                         ---------   -----------
                                                                       2,301,875
                                                                     -----------

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
IOWA-4.77%
Iowa (State of)
   Finance Authority
   (YMCA Project);
   Series 2000,
   Economic Development
   VRD RB (LOC-Wells
   Fargo Bank, N.A)
   3.83%, 06/01/10 (b)(c)(e)              --        --   $   2,380   $ 2,380,000
                                                         ---------   -----------
KENTUCKY-5.42%
Ewing (City of)
   Kentucky Area
   Development
   Districts Financing
   Trust; Series 2000,
   Lease Acquisition
   Program VRD RB
   (LOC-Wachovia Bank, N.A.)
   3.84%, 06/01/33 (b)(c)(j)            A-1+        --       2,704     2,704,000
                                                         ---------   -----------
MARYLAND-1.81%
Queen Anne's (County
   of) (Safeway Inc.
   Project); Series
   1994, Economic
   Development
   Refunding VRD RB
   (LOC-Deutsche Bank A.G.)
   3.90%, 12/01/09 (b)(c)(g)             A-1        --         905       905,000
                                                         ---------   -----------
MASSACHUSETTS-0.51%
Massachusetts
   (Commonwealth of);
   Series 1997 C,
   Consolidated Loan
   Refunding Limited Tax GO
   5.00%, 08/01/07 (h)(i)                AAA       Aaa         250       252,773
                                                         ---------   -----------
MICHIGAN-3.11%
Bruce (Township of)
   Hospital Finance
   Authority Sisters of
   Charity Health Care
   Systems (St. Joseph
   Hospital Centers
   Project); Series
   1988 B, Health Care System VRD RB
   (INS-MBIA Insurance Corp.)
   3.75%, 05/01/18 (c)(d)               A-1+    VMIG-1         300       300,000
                                                         ---------   -----------
Oakland (County of)
   Economic Development
   Corp. (Rochester
   College Project);
   Series 2001, Limited
   Obligation VRD RB
   (LOC-JPMorgan Chase Bank, N.A.)
   3.83%, 08/01/21 (b)(c)(j)              --    VMIG-1       1,250     1,250,000
                                                         ---------   -----------
                                                                       1,550,000
                                                                     -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-EXEMPT CASH FUND

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
NORTH DAKOTA-8.50%
Fargo (City of) (Cass
   Oil Co. Project);
   Series 1984, Commercial
   Development VRD RB (LOC-U.S.
   Bank N.A.)
   3.90%, 12/01/14 (b)(c)               A-1+        --   $   4,240   $ 4,240,000
                                                         ---------   -----------
OKLAHOMA-3.01%
Tulsa (County of)
   Industrial Authority;
   Series 2003 A Capital
   Improvements VRD RB
   3.70%, 05/15/17(c)                   A-1+        --         900       900,000
                                                         ---------   -----------
   Series 2006 D
   Capital Improvements
   RB (INS-Financial
   Securities Assurance Inc.)
   4.25%, 07/01/07(d)                    AAA        --         600       600,000
                                                         ---------   -----------
                                                                       1,500,000
                                                                     -----------
PENNSYLVANIA-5.92%
Chartiers Valley
   (Community of) Industrial &
   Commercial Development
   Authority (Asbury Villas);
   Series 2000 B, VRD IDR
   (LOC-Fifth Third Bank)
   3.78%, 12/01/30 (b)(c)               A-1+        --       2,650     2,650,000
                                                         ---------   -----------
Cumberland (County of)
   Municipal Authority
   (Dickinson College);
   Series 1996 B, VRD RB
   (LOC-Citizens Bank
   of Pennsylvania)
   3.63%, 11/01/26 (b)(c)               A-1+        --         300       300,000
                                                         ---------   -----------
                                                                       2,950,000
                                                                     -----------
TENNESSEE-4.15%
Hawkins (County of)
   Industrial
   Development Board
   (Leggett & Platt Inc.);
   Series 1988 B,
   Refunding VRD IDR
   (LOC-Wachovia Bank, N.A.)
   3.89%, 10/01/27 (b)(c)(e)              --        --       1,450     1,450,000
                                                         ---------   -----------
Sevier (County of)
   Public Building
   Authority; Series
   1995 A-1, Local
   Government Public
   Improvement VRD RB
   (INS-Ambac Assurance Corp.)
   3.76%, 06/01/15 (c)(d)(j)              --    VMIG-1         618       618,000
                                                         ---------   -----------
                                                                       2,068,000
                                                                     -----------

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
TEXAS-16.05%
Arlington (City of)
   (Dallas Cowboys
   Complex); Series
   2005 B, Special
   Obligation VRD RB
   (INS-MBIA Insurance Corp.)
   3.80%, 08/15/35 (c)(d)(j)            A-1+    VMIG-1   $   1,180   $ 1,180,000
                                                         ---------   -----------
Collin (County of);
   Series 2005,
   Permanent
   Inprovement
   Refunding Unlimited Tax GO
   4.00%, 02/15/08                       AAA       Aaa         300       300,351
                                                         ---------   -----------
Fort Bend (County of),
   Independent
   School District;
   Series 1997, School
   Building Unlimited
   Tax GO (CEP-Texas
   Permanent School Fund)
   7.75%, 08/15/07                       AAA       Aaa         950       954,224
                                                         ---------   -----------
Garland (City of)
   Industrial Development
   Authority, Inc. (Carroll Co.
   Project); Series 1984, VRD IDR
   (LOC-Wells Fargo Bank, N.A.)
   (Acquired 09/12/05;
   Cost $2,800,000)
   3.83%, 12/01/14 (b)(c)(f)              --       Aaa       2,800     2,800,000
                                                         ---------   -----------
Harris (County of);
   Series A-1
   General Obligation
   Commercial Paper Notes
   3.75%, 08/15/07                      A-1+       P-1         685       685,000
                                                         ---------   -----------
   3.77%, 08/15/07                      A-1+       P-1         370       370,000
                                                         ---------   -----------
Houston (City of);
   Series 2003 E,
   Commercial Paper Notes
   3.74%, 10/11/07                      A-1+       P-1         750       750,000
                                                         ---------   -----------
Sherman (City of)
   Higher Education Finance Corp.
   (Austin College Project);
   Series 1997, Higher
   Education VRD RB
   (LOC-Bank of America, N.A.)
   3.78%, 01/01/18 (b)(c)(j)            A-1+        --          65        65,000
                                                         ---------   -----------
Texas (State of);
   Series 2006, TRAN
   4.50%, 08/31/07                     SP-1+     MIG-1         250       250,345
                                                         ---------   -----------
Upper Trinity Regional
   Water District; Series A,
   Commercial Paper Notes
   (LOC-Bank of America, N.A.)
   3.75%, 08/06/07 (b)                  A-1+       P-1         650       650,000
                                                         ---------   -----------
                                                                       8,004,920
                                                                     -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-EXEMPT CASH FUND

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
WASHINGTON-6.88%
Seattle (Port of)
   Industrial Development Corp.
   (Sysco Food Services of Seattle,
   Inc. Project);
   Series 1994, Refunding VRD IDR
   3.79%, 11/01/25 (c)(j)               A-1+    VMIG-1   $     703   $   703,000
                                                         ---------   -----------
Washington (State of)
   Health Care
   Facilities Authority
   (Swedish Health
   Services); Series
   2006, VRD RB
   (LOC-Citibank N.A.)
   (Acquired 03/09/07;
   Cost $2,729,000)
   3.83%, 11/15/26 (b)(c)(f)(j)         A-1+    VMIG-1       2,729     2,729,000
                                                         ---------   -----------
                                                                       3,432,000
                                                                     -----------
WISCONSIN-3.05%
Kimberly (Village of)
   (Fox Cities YMCA
   Project); Series
   2002, VRD RB
   (LOC-M&I Marshall &
   Ilsley Bank)
   3.90%, 04/01/32 (b)(c)                 --    VMIG-1       1,520     1,520,000
                                                         ---------   -----------
TOTAL INVESTMENTS-101.33%
   (Cost $50,528,481) (k)(l)                                          50,528,481
                                                                     -----------
OTHER ASSETS LESS LIABILITIES-(1.33)%                                   (663,784)
                                                                     -----------
NET ASSETS-100.00%                                                   $49,864,697
                                                                     ===========

Investment Abbreviations:

CEP  -- Credit Enhancement Provider
GO   -- General Obligation Bonds
IDR  -- Industrial Development Revenue Bonds
INS  -- Insurer
LOC  -- Letter of Credit
PCR  -- Pollution Control Revenue Bonds
RB   -- Revenue Bonds
TRAN -- Tax and Revenue Anticipation Notes
VRD  -- Variable Rate Demand
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (e) below.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2007.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $8,124,000, which represented 16.29% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(h)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(i) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                     PERCENTAGE
--------                     ----------
Wells Fargo Bank, N.A.          11.8%
Wachovia Bank, N.A.              9.8
Citibank N.A.                    9.4
U.S. Bank, N.A.                  8.5
JPMorgan Chase Bank, N.A.        6.5
Harris N.A.                      6.4
Branch Banking & Trust Co.       5.5
Fifth Third Bank, N.A.           5.3

(l)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-EXEMPT CASH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Tax-Free - Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

                         AIM TAX-FREE INTERMEDIATE FUND
            Quarterly Schedule of Portfolio Holdings - June 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com              TFI-QTR-1 6/07              A I M Advisors, Inc.

AIM TAX-FREE INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

                                         RATINGS(A)    PRINCIPAL
                                       -------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                       ---   -------   ---------   ------------
MUNICIPAL OBLIGATIONS-98.66%
ALABAMA-1.74%
Birmingham (City of); Series 2001 B,
   Refunding Unlimited Tax GO Wts.
   (INS-Financial Security Assurance
   Inc.) 5.25%, 07/01/10 (b)(c)        AAA       Aaa   $   1,950   $ 2,022,462
                                                       ---------   ------------
Jefferson (County of); Series 2000,
   School RB Wts. (INS-Financial
   Security Assurance Inc.) 5.05%,
   02/15/09 (b)(c)                     AAA       Aaa       1,000      1,018,530
                                                       ---------   ------------
                                                                      3,040,992
                                                                   ------------
ARIZONA-1.80%
Phoenix (City of) Civic Improvements
   Corp.; Series 2001, Refunding
   Wastewater System Jr. Lien RB
   (INS-Financial Guaranty Insurance
   Co.) 5.25%, 07/01/11 (b)(c)         AAA       Aaa       3,000      3,143,760
                                                       ---------   ------------
ARKANSAS-0.59%
Little Rock (City of) School
   District; Series 2001 C, Limited
   Tax GO (INS-Financial Security
   Assurance Inc.) 5.00%,
   02/01/10 (b)(c)                      --       Aaa       1,000      1,027,140
                                                       ---------   ------------
COLORADO-0.60%
Northwest Parkway Public Highway
   Authority; Sr. Series 2001 A, RB
   (INS-Financial Security Assurance
   Inc.) 5.00%, 06/15/11 (b)(c)        AAA       Aaa       1,000      1,038,720
                                                       ---------   ------------
CONNECTICUT-0.58%
Connecticut (State of) Resources
   Recovery Authority (Bridgeport
   Resco Co. L.P. Project); Series
   1999, Refunding RB (INS-MBIA
   Insurance Corp.) 5.13%,
   01/01/09 (b)(c)                     AAA       Aaa       1,000      1,018,420
                                                       ---------   ------------
DISTRICT OF COLUMBIA-1.34%
District of Columbia;
   Series 1993 B-1,

                                         RATINGS(A)    PRINCIPAL
                                       -------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                       ---   -------   ---------   ------------
DISTRICT OF COLUMBIA-(CONTINUED)
   Refunding Unlimited Tax GO
   (INS-Ambac Assurance Corp.)
   5.50%, 06/01/09(b)(c)               AAA       Aaa   $   1,250   $  1,287,500
                                                       ---------   ------------
   Series 1999 B, Refunding
   Unlimited Tax GO (INS-Financial
   Security Assurance Inc.)
   5.50%, 06/01/10(b)(c)               AAA       Aaa       1,000      1,041,840
                                                       ---------   ------------
                                                                      2,329,340
                                                                   ------------
FLORIDA-1.27%
Florida (State of) Board of
   Education; Series 2000 B, Lottery
   RB (INS-Financial Guaranty
   Insurance Co.) 5.75%,
   07/01/10 (b)(c)                     AAA       Aaa       1,000      1,050,850
                                                       ---------   ------------
Village Center Community Development
   District; Series 1998 A,
   Refunding Recreational RB
   (INS-MBIA Insurance Corp.)
   5.50%, 11/01/10 (b)(c)              AAA       Aaa       1,105      1,158,471
                                                       ---------   ------------
                                                                      2,209,321
                                                                   ------------
GEORGIA-2.07%
Dalton (City of); Series 1999,
   Combined Utilities RB
   (INS-Financial Security Assurance
   Inc.) 5.75%, 01/01/10 (b)(c)        AAA       Aaa       1,015      1,058,878
                                                       ---------   ------------
Georgia (State of); Series 1992 B,
   Unlimited Tax GO
   6.30%, 03/01/09(b)                  AAA       Aaa       1,425      1,482,014
                                                       ---------   ------------
   6.30%, 03/01/10(b)                  AAA       Aaa       1,000      1,060,700
                                                       ---------   ------------
                                                                      3,601,592
                                                                   ------------
HAWAII-0.60%
Hawaii (State of); Series 1993 CA,
   Unlimited Tax GO (INS-MBIA
   Insurance Corp.) 5.75%, 01/01/10
   (b)(c)                              AAA       Aaa       1,000      1,043,230
                                                       ---------   ------------
ILLINOIS-6.86%
Chicago (City of) (Central Loop
   Redevelopment); Sub. Series 2000
   A, Tax Increment Allocation
   RB (INS-ACA Financial Guaranty
   Corp.) 6.50%, 12/01/08
   (b)(c)                                A        --       8,000      8,267,040
                                                       ---------   ------------

AIM TAX-FREE INTERMEDIATE FUND

                                         RATINGS(A)    PRINCIPAL
                                       -------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                       ---   -------   ---------   ------------
ILLINOIS-(CONTINUED)
Illinois (State of); First Series
   2001, Refunding Unlimited Tax GO
   (INS-Financial Security Assurance
   Inc.) 5.25%, 10/01/11 (b)(c)        AAA       Aaa   $   1,790   $  1,879,893
                                                       ---------   ------------
Madison & Saint Clair (Counties of)
   School District No. 10
   (Collinsville School Building);
   Series 2001, Unlimited Tax GO
   (INS-Financial Guaranty Insurance
   Co.) 5.00%, 02/01/11 (b)(c)         AAA       Aaa       1,150      1,189,054
                                                       ---------   ------------
McHenry (County of) Community
   Consolidated School District No.
   47 (Crystal Lake); Series 1999,
   Unlimited Tax GO (INS-Financial
   Security Assurance Inc.) 5.13%,
   02/01/10 (b)(c)                      --       Aaa         610        621,456
                                                       ---------   ------------
                                                                     11,957,443
                                                                   ------------
INDIANA-0.84%
Zionsville (City of) Community
   Schools Building Corp.; Series
   2002, First Mortgage RB 5.00%,
   07/15/11 (b)(d)                     AAA       Aaa       1,420      1,468,749
                                                       ---------   ------------
KANSAS-2.48%
Johnson (County of) Water District
   No. 1; Series 2001, RB 5.00%,
   06/01/11 (b)                        AAA       Aaa       1,770      1,837,897
                                                       ---------   ------------
Wyandotte (County of) & Kansas City
   (City of) Unified Government
   (Redevelopment Project-Area B);
   Series 2001, Special Obligation
   RB (INS-Ambac Assurance Corp.)
   5.00%, 12/01/10 (b)(c)              AAA       Aaa         620        641,533
                                                       ---------   ------------
Wyandotte (County of) School
   District No. 500; Series 2001,
   Unlimited Tax GO (INS-Financial
   Security Assurance Inc.) 5.50%,
   09/01/11 (b)(c)                     AAA       Aaa       1,750      1,850,170
                                                       ---------   ------------
                                                                      4,329,600
                                                                   ------------
LOUISIANA-2.08%
Louisiana (State of) Energy & Power
   Authority (Power Project); Series
   2000, Refunding RB (INS-Financial
   Security Assurance Inc.) 5.75%,
   01/01/11 (b)(c)                     AAA       Aaa       2,500      2,641,975
                                                       ---------   ------------

                                         RATINGS(A)    PRINCIPAL
                                       -------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                       ---   -------   ---------   ------------
LOUISIANA-(CONTINUED)
Louisiana (State of) Public
   Facilities Authority (Nineteenth
   Judicial District Court); Series
   2007, RB (INS-Financial Guaranty
   Insurance Co.) 4.50%, 06/01/21
   (b)(c)                              AAA       Aaa   $   1,000   $    993,830
                                                       ---------   ------------
                                                                      3,635,805
                                                                   ------------
MASSACHUSETTS-2.95%
Massachusetts (State of); Series
   2000 A, Consumer Lien Limited Tax
   GO 5.75%, 02/01/09 (b)               AA       Aa2       5,000      5,143,400
                                                       ---------   ------------
MICHIGAN-3.19%
Detroit (City of); Series 1997 B,
   Refunding Unlimited Tax GO
   (INS-MBIA Insurance Corp.) 5.38%,
   04/01/10 (b)(c)                     AAA       Aaa       1,630      1,664,882
                                                       ---------   ------------
Hartland (City of) Consolidated
   School District; Series 2001,
   Refunding Unlimited Tax GO
   (CEP-Michigan School Bond Loan
   Fund) 5.50%, 05/01/11 (b)           AA-       Aa3       1,000      1,051,890
                                                       ---------   ------------
Michigan (State of) Strategic Fund
   (Detroit Edison Co.); Series 1995
   CC, Refunding Limited Obligation
   RB (INS-Ambac Assurance Corp.)
   4.85%, 09/01/11 (b)(c)(e)            --       Aaa       1,000      1,022,580
                                                       ---------   ------------
Taylor (City of); Series 2001, COP
   (INS-Ambac Assurance Corp.)
   5.00%, 02/01/11 (b)(c)              AAA       Aaa         495        512,310
                                                       ---------   ------------
Troy (City of) Downtown Development
   Authority; Series 2001, Refunding
   & Development Tax Allocation RB
   (INS-MBIA Insurance Corp.) 5.00%,
   11/01/10 (b)(c)                     AAA       Aaa       1,265      1,309,098
                                                       ---------   ------------
                                                                      5,560,760
                                                                   ------------
MINNESOTA-1.53%
Western Minnesota Municipal Power
   Agency; Series 2001 A, Refunding
   RB (INS-Ambac Assurance Corp.)
   5.50%, 01/01/10(b)(c)                --       Aaa       1,245      1,293,007
                                                       ---------   ------------
   5.50%, 01/01/11(b)(c)                --       Aaa       1,300      1,367,665
                                                       ---------   ------------
                                                                      2,660,672
                                                                   ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                         RATINGS(A)    PRINCIPAL
                                       -------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                       ---   -------   ---------   ------------
MISSISSIPPI-0.97%
Rankin (County of) School District;
   Series 2001, Unlimited Tax GO
   (INS-Financial Security Assurance
   Inc.) 5.00%, 10/01/11 (b)(c)        AAA       Aaa   $   1,625   $  1,688,976
                                                       ---------   ------------
MISSOURI-0.64%
Missouri (State of) Health &
   Educational Facilities Authority
   (Webster University); Series
   2001, Educational Facilities RB
   (INS-MBIA Insurance Corp.) 5.00%,
   04/01/11 (b)(c)                      --       Aaa       1,075      1,114,571
                                                       ---------   ------------
NEVADA-0.88%
Nevada (State of); Series 1999 A,
   Capital Improvement & Cultural
   Affairs Limited Tax GO
   5.00%, 02/01/10 (b)                 AA+       Aa1       1,500      1,538,070
                                                       ---------   ------------
NEW JERSEY-5.23%
Hudson (County of); Series 2006,
   Unlimited Tax GO (INS-CIFG
   Assurance North America) 4.25%,
   09/01/15 (b)(c)                     AAA       Aaa       1,000      1,006,810
                                                       ---------   ------------
New Jersey (State of) Transportation
   Trust Fund Authority; Series 1999
   A, Transportation System RB
   5.50%, 06/15/10(b)(d)               AAA       Aaa       7,060      7,369,158
                                                       ---------   ------------
   5.50%, 06/15/10(b)                  AA-        A1         720        748,886
                                                       ---------   ------------
                                                                      9,124,854
                                                                   ------------
NEW YORK-3.62%
New York (State of) Dormitory
   Authority (Frances Schervier
   Obligated Group); Series 1997, RB
   (INS-Financial Security Assurance
   Inc.) 5.50%, 07/01/10 (b)(c)        AAA       Aaa       1,205      1,256,478
                                                       ---------   ------------
New York (State of) Local Government
   Assistance Corp.; Series 1996 A,
   Refunding RB (INS-Ambac Assurance
   Corp.) 5.13%, 04/01/10 (b)(c)       AAA       Aaa       5,000      5,064,400
                                                       ---------   ------------
                                                                      6,320,878
                                                                   ------------
NORTH CAROLINA-6.45%
Charlotte (City of); Series 1998,
   Refunding Unlimited Tax GO
   5.25%, 02/01/10 (b)                 AAA       Aaa       5,000      5,090,000
                                                       ---------   ------------

                                         RATINGS(A)    PRINCIPAL
                                       -------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                       ---   -------   ---------   ------------
NORTH CAROLINA-(CONTINUED)
North Carolina (State of) Eastern
   Municipal Power Agency; Series
   1993 B, Refunding Power System RB
   (INS-MBIA Insurance Corp.) 7.00%,
   01/01/08 (b)(c)                     AAA       Aaa   $   1,000   $  1,015,590
                                                       ---------   ------------
North Carolina (State of); Series
   1999 A, Public Improvements
   Unlimited Tax GO 5.25%, 03/01/09
   (b)(d)(e)                           AAA       Aaa       5,000      5,136,850
                                                       ---------   ------------
                                                                     11,242,440
                                                                   ------------
NORTH DAKOTA-0.99%
Burleigh (County of) (Medcenter One,
   Inc.); Series 1999, Refunding
   Health Care RB (INS-MBIA
   Insurance Corp.) 5.25%, 05/01/09
   (b)(c)                              AAA       Aaa       1,695      1,733,578
                                                       ---------   ------------
OKLAHOMA-1.62%
Grand River Dam Authority; Series
   1993, Refunding RB (INS-Ambac
   Assurance Corp.) 5.50%, 06/01/09
   (b)(c)                              AAA       Aaa       2,000      2,060,360
                                                       ---------   ------------
Mustang (City of) Improvement
   Authority; Series 1999, Utility
   RB (INS-Financial Security
   Assurance Inc.) 5.25%, 10/01/09
   (b)(c)                               --       Aaa         750        773,085
                                                       ---------   ------------
                                                                      2,833,445
                                                                   ------------
OREGON-0.57%
Oregon (District of) Tri-County
   Metropolitan Transportation;
   Series 2006, Payroll Tax & Grant
   Receipt RB (INS-MBIA Insurance
   Corp.) 4.00%, 05/01/14 (b)(c)       AAA       Aaa       1,000        995,230
                                                       ---------   ------------
PENNSYLVANIA-0.29%
Harrisburg (City of) Authority
   (Harrisburg University of
   Science); Series 2007 A, RB
   5.40%, 09/01/16 (b)(f)               --        --         500        502,295
                                                       ---------   ------------
RHODE ISLAND-0.50%
Woonsocket (City of); Series 2000,
   Unlimited Tax GO (INS-Financial
   Guaranty Insurance Co.) 5.25%,
   10/01/10 (b)(c)                      --       Aaa         840        874,919
                                                       ---------   ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                         RATINGS(A)    PRINCIPAL
                                       -------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                       ---   -------   ---------   ------------
SOUTH CAROLINA-1.20%
South Carolina (State of) Public
   Service Authority; Series 1999 A,
   RB (INS-MBIA Insurance Corp.)
   5.50%, 01/01/10 (b)(c)              AAA       Aaa   $   1,000   $  1,037,360
                                                       ---------   ------------
South Carolina (State of); Series
   2001 B, Capital Improvements
   Unlimited Tax GO 5.50%, 04/01/11
   (b)                                 AA+       Aaa       1,000      1,054,740
                                                       ---------   ------------
                                                                      2,092,100
                                                                   ------------
SOUTH DAKOTA-0.56%
South Dakota (State of) Building
   Authority; Series 2007, RB
   (INS-Financial Guaranty Insurance
   Co.) 4.50%, 06/01/23 (b)(c)         AAA       Aaa       1,000        983,230
                                                       ---------   ------------
TEXAS-25.19%
Amarillo (City of) Health Facilities
   Corp. (Baptist St. Anthony's
   Hospital); Series 1998, RB
   (INS-Financial Security Assurance
   Inc.) 5.50%, 01/01/10 (b)(c)         --       Aaa       1,275      1,319,574
                                                       ---------   ------------
Austin (City of); Series 2001,
   Limited Tax Certificates GO
   5.00%, 09/01/11 (b)                 AA+       Aa1       1,900      1,972,713
                                                       ---------   ------------
Canadian (City of) River Municipal
   Water Authority; Series 1999,
   Conjunctive Use Contract RB
   5.00%, 02/15/09 (b)(d)(e)           AAA       Aaa       1,000      1,017,760
                                                       ---------   ------------
Garland (City of); Series 2001,
   Limited Tax Certificates GO
   (INS-MBIA Insurance Corp.) 5.25%,
   02/15/11 (b)(c)                     AAA       Aaa       2,435      2,536,296
                                                       ---------   ------------
Harris (County of) Health Facilities
   Development Corp. (Memorial
   Hermann Hospital System Project);
   Series 1998, Hospital RB
   (INS-Financial Security Assurance
   Inc.) 5.50%, 06/01/09 (b)(c)        AAA       Aaa       2,500      2,571,750
                                                       ---------   ------------
Houston (City of) Convention &
   Entertainment Facilities
   Department; Series 2001 A,
   Refunding Hotel Occupancy Tax
   Special RB (INS-Ambac Assurance
   Corp.) 5.50%, 09/01/10(b)(c)        AAA       Aaa       1,500      1,569,615
                                                       ---------   ------------
   5.50%, 09/01/11(b)(c)               AAA       Aaa       4,000      4,230,520
                                                       ---------   ------------
   Series 2001 B,

                                         RATINGS(A)    PRINCIPAL
                                       -------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                       ---   -------   ---------   ------------
TEXAS-(CONTINUED)
   Hotel Occupancy Tax Special RB
   (INS-Ambac Assurance Corp.)
   5.25%, 09/01/10(b)(c)               AAA       Aaa   $   2,865   $  2,976,907
                                                       ---------   ------------
   5.25%, 09/01/11(b)(c)               AAA       Aaa       2,360      2,473,634
                                                       ---------   ------------
   5.50%, 09/01/11(b)(c)               AAA       Aaa       2,460      2,601,770
                                                       ---------   ------------
Katy (City of) Independent School
   District; Series 1999 A,
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund) 5.20%,
   02/15/10 (b)                        AAA       Aaa       1,285      1,310,584
                                                       ---------   ------------
Lower Colorado River Authority;
   Series 1999 B, Refunding RB
   (INS-Financial Security Assurance
   Inc.) 6.00%, 05/15/10 (b)(c)        AAA       Aaa       1,460      1,528,576
                                                       ---------   ------------
North Texas Municipal Water
   District; Series 2001, Water
   System RB (INS-MBIA Insurance
   Corp.) 5.00%, 09/01/11 (b)(c)       AAA       Aaa       1,040      1,079,395
                                                       ---------   ------------
San Antonio (City of); Series 1994,
   Electric & Gas RB 5.00%,
   02/01/12(b)                          AA       Aa1       2,375      2,470,261
                                                       ---------   ------------
   Series 1998 A, Electric & Gas RB
   5.25%, 02/01/09(b)(d)(e)            AAA       NRR       2,960      3,050,428
                                                       ---------   ------------
   5.25%, 02/01/10(b)                   AA       Aa1       5,540      5,710,965
                                                       ---------   ------------
   Refunding Limited Tax GO
   5.00%, 02/01/11(b)                  AA+       Aa2       1,490      1,513,348
                                                       ---------   ------------
Texas Tech Unitversity; Series
   1999 6th, Revenue Financing
   System RB (INS-Ambac Assurance
   Corp.) 5.25%, 02/15/11(b)(c)        AAA       Aaa       3,910      3,990,859
                                                       ---------   ------------
                                                                     43,924,955
                                                                   ------------
UTAH-0.63%
Tooele (County of) School District;
   Series 2001, Unlimited Tax GO
   (CEP-Utah School Bond Guaranty)
   4.50%, 06/01/11 (b)                 AAA       Aaa       1,075      1,096,167
                                                       ---------   ------------
VIRGINIA-0.76%
Norton (City of) Industrial
   Development Authority (Norton
   Community Hospital); Series 2001,
   Refunding & Improvement Hospital
   RB (INS-ACA Financial Guaranty
   Corp.) 5.13%, 12/01/10 (b)(c)         A        --       1,315      1,324,941
                                                       ---------   ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

                                         RATINGS(A)    PRINCIPAL
                                       -------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                       ---   -------   ---------   ------------
WASHINGTON-14.75%
Energy Northwest (Project #3);
   Series 2001 A, Refunding Electric
   RB (INS-Financial Security
   Assurance Inc.) 5.50%,
   07/01/10(b)(c)                      AAA       Aaa   $   2,000   $  2,088,300
                                                       ---------   ------------
   5.50%, 07/01/11(b)(c)               AAA       Aaa       7,500      7,916,625
                                                       ---------   ------------
Seattle (City of); Series 2001,
   Refunding Municipal Light & Power
   Improvements RB (INS-Financial
   Security Assurance Inc.) 5.25%,
   03/01/11 (b)(c)                     AAA       Aaa       3,000      3,129,300
                                                       ---------   ------------
Seattle (Port of) Industrial
   Development Corp. (Sysco Food
   Services of Seattle, Inc.
   Project); Series 1994, Refunding
   VRD IDR 3.79%, 11/01/25 (g)(h)       A+        A1         486        486,000
                                                       ---------   ------------
Snohomish (County of); Series 2001,
   Limited Tax GO 5.25%,
   12/01/11  (b)                        AA       Aa3       2,685      2,819,223
                                                       ---------   ------------
Spokane (City of); Series 1999 B,
   Unlimited Tax GO 5.40%,
   01/01/10 (b)                        AA-        A2       2,075      2,090,521
                                                       ---------   ------------
Washington (State of) (Department of
   Ecology); Series 2001, Refunding
   COP (INS-Ambac Assurance Corp.)
   4.75%, 04/01/11 (b)(c)              AAA       Aaa       5,310      5,396,872
                                                       ---------   ------------
Washington (State of); Series 2001
   R-A, Refunding Unlimited Tax GO
   5.00%, 09/01/10 (b)                  AA       Aa1       1,745      1,799,287
                                                       ---------   ------------
                                                                     25,726,128
                                                                   ------------
WISCONSIN-3.29%
Fond du Lac (City of) School
   District; Series 2000, Refunding
   Unlimited Tax GO 5.25%, 04/01/10
   (b)(d)(e)                           NRR       Aaa       1,000      1,034,160
                                                       ---------   ------------
Wisconsin (State of); Series 1993 2,
   Refunding Unlimited Tax GO
   5.13%, 11/01/11(b)                  AA-       Aa3       2,000      2,088,380
                                                       ---------   ------------
   Series 1999 C Unlimited Tax GO
   5.75%, 05/01/10(b)                  AA-       Aa3       2,500      2,618,225
                                                       ---------   ------------
                                                                      5,740,765
                                                                   ------------

TOTAL INVESTMENTS-98.66%
   (Cost $168,576,348)                                             $172,066,486
                                                                   ------------
OTHER ASSETS LESS LIABILITIES-1.34%                                   2,330,976
                                                                   ------------
NET ASSETS-100.00%                                                 $174,397,462
                                                                   ============

Investment Abbreviations:

CEP  -- Credit Enhancement Provider
COP  -- Certificates of Participation
GO   -- General Obligation Bonds
IDR  -- Industrial Development Revenue Bonds
INS  -- Insurer
Jr.  -- Junior
NRR  -- Not Re-Rated
RB   -- Revenue Bonds
Sr.  -- Senior
Sub. -- Subordinated
VRD  -- Variable Rate Demand
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2007 was $171,580,486, which represented 98.38% of the Fund's Net Assets. See
     Note 1A.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(g) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2007.

(h) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TAX-FREE INTERMEDIATE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM TAX-FREE INTERMEDIATE FUND

D. RISKS INVOLVED IN INVESTING IN THE FUND - Tax-Free - Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2007 was $3,226,613 and $13,823,531, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $3,515,847
Aggregate unrealized (depreciation) of investment securities      (25,709)
                                                               ----------
Net unrealized appreciation of investment securities           $3,490,138
                                                               ==========

Investments have the same cost for tax and financial statement purposes.

Item 2. Controls and Procedures.

   (a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

   (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 29, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 29, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: August 29, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.